Quarterly Report
March 31, 2019
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6%
COMMODITIES — 19.9%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	1,495,011	$24,832,133
INFLATION LINKED — 15.1%
SPDR Bloomberg Barclays TIPS ETF (b)	337,874	18,812,824
INTERNATIONAL EQUITY — 13.0%
SPDR S&P Global Infrastructure ETF (b)	243,032	12,501,566
VanEck Vectors Agribusiness ETF	60,001	3,741,062
		16,242,628
INTERNATIONAL FIXED INCOME — 6.0%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	139,166	7,526,097
NATURAL RESOURCES — 29.5%
SPDR S&P Global Natural Resources ETF (b)	553,626	25,594,130
SPDR S&P Metals & Mining ETF (a)(b)	167,219	4,963,060
The Energy Select Sector SPDR Fund (b)	94,085	6,220,900
		36,778,090
REAL ESTATE — 15.1%
SPDR Dow Jones International Real Estate ETF (b)	255,209	10,024,610
SPDR Dow Jones REIT ETF (a)(b)	88,250	8,729,690
		18,754,300
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $125,215,776)		122,946,072
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	1,809,810	$1,809,810
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	3,353,252	3,353,252
TOTAL SHORT-TERM INVESTMENTS (Cost $5,163,062)		$5,163,062
TOTAL INVESTMENTS—102.7% (Cost $130,378,838)		128,109,134
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.7)%		(3,362,791)
NET ASSETS—100.0%		$124,746,343
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$122,946,072	$—	$—	$122,946,072
Short-Term Investments	5,163,062	—	—	5,163,062
TOTAL INVESTMENTS	$128,109,134	$—	$—	$128,109,134
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays TIPS ETF	381,395	$21,178,864	$5,983,703	$8,339,453	$(76,381)	$66,091	337,874	$18,812,824	$318,364	$—
SPDR Dow Jones International Real Estate ETF	219,619	8,595,887	4,783,728	3,488,932	7,043	126,884	255,209	10,024,610	352,407	—
SPDR Dow Jones REIT ETF	55,830	5,245,787	7,035,486	4,011,729	266,450	193,696	88,250	8,729,690	236,696	—
SPDR FTSE International Government Inflation-Protected Bond ETF	160,079	8,682,685	2,129,076	3,241,760	(94,322)	50,418	139,166	7,526,097	224,491	—
SPDR S&P Global Infrastructure ETF	214,010	10,552,534	7,120,567	5,665,033	45,524	447,974	243,032	12,501,566	229,000	—
SPDR S&P Global Natural Resources ETF	748,533	37,486,532	9,217,836	18,054,012	(426,478)	(2,629,748)	553,626	25,594,130	484,203	—
SPDR S&P Metals & Mining ETF	153,827	5,456,244	2,355,528	1,876,186	146,391	(1,118,917)	167,219	4,963,060	55,444	—
SPDR S&P Oil & Gas Equipment & Services ETF	172,636	2,927,906	1,349,980	3,075,234	(1,302,309)	99,657	—	—	11,089	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,678	12,678	5,238,061	3,440,929	—	—	1,809,810	1,809,810	22,842	—
State Street Navigator Securities Lending Government Money Market Portfolio	7,809,131	7,809,131	155,386,472	159,842,351	—	—	3,353,252	3,353,252	108,693	—
The Energy Select Sector SPDR Fund	95,071	7,219,692	2,095,818	2,115,308	(5,065)	(974,237)	94,085	6,220,900	155,226	—
Total		$115,167,940	$202,696,255	$213,150,927	$(1,439,147)	$(3,738,182)		$99,535,939	$2,198,455	$—
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 29.0%
Invesco KBW Premium Yield Equity REIT ETF	178,078	$5,465,214
iShares Mortgage Real Estate ETF (a)	118,395	5,131,239
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	385,103	14,572,297
SPDR Wells Fargo Preferred Stock ETF (a)(b)	122,625	5,233,635
		30,402,385
DOMESTIC FIXED INCOME — 44.4%
SPDR Blackstone / GSO Senior Loan ETF (b)	225,542	10,386,209
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	99,977	5,223,798
SPDR Bloomberg Barclays High Yield Bond ETF (b)	351,422	12,640,649
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	61,450	2,099,747
SPDR Portfolio Long Term Corporate Bond ETF (b)	198,152	5,375,864
SPDR Portfolio Long Term Treasury ETF (b)	297,422	10,823,187
		46,549,454
INFLATION LINKED — 3.5%
SPDR Bloomberg Barclays TIPS ETF (b)	66,443	3,699,546
INTERNATIONAL EQUITY — 13.0%
SPDR S&P Global Infrastructure ETF (b)	102,943	5,295,388
SPDR S&P International Dividend ETF (a)(b)	165,253	6,284,572
SPDR STOXX Europe 50 ETF (a)(b)	63,713	2,108,263
		13,688,223
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 9.7%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (b)	379,228	$10,205,025
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $104,680,253)		104,544,633
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	368,250	368,250
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	973,050	973,050
TOTAL SHORT-TERM INVESTMENTS (Cost $1,341,300)		$1,341,300
TOTAL INVESTMENTS—100.9% (Cost $106,021,553)		105,885,933
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(973,328)
NET ASSETS—100.0%		$104,912,605
(a)	All or a portion of the shares of the security are on loan at March 31, 2019.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$104,544,633	$—	$—	$104,544,633
Short-Term Investments	1,341,300	—	—	1,341,300
TOTAL INVESTMENTS	$105,885,933	$—	$—	$105,885,933
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Blackstone / GSO Senior Loan ETF	—	$—	$11,736,329	$1,137,955	$9,515	$(221,680)	225,542	$10,386,209	$257,313	$—
SPDR Bloomberg Barclays Convertible Securities ETF	87,008	4,613,164	1,233,431	574,883	32,404	(80,318)	99,977	5,223,798	249,915	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	169,930	4,581,313	7,261,282	1,880,977	(53,719)	297,126	379,228	10,205,025	290,356	—
SPDR Bloomberg Barclays High Yield Bond ETF	233,882	8,298,133	6,251,229	2,076,913	(13,625)	181,825	351,422	12,640,649	424,081	—
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	359,992	9,402,991	1,123,842	5,392,254	(174,541)	415,826	198,152	5,375,864	212,443	—
SPDR Bloomberg Barclays TIPS ETF	85,518	4,748,815	1,024,106	2,066,961	(64,099)	57,685	66,443	3,699,546	70,056	—
SPDR Dow Jones International Real Estate ETF	87,581	3,427,920	68,648	3,453,599	(109,328)	66,359	—	—	—	—
SPDR Dow Jones REIT ETF	27,950	2,626,182	—	2,694,037	540,341	(472,486)	—	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	89,470	5,308,255	—	5,191,851	464,242	(580,646)	—	—	—	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	85,069	2,831,947	4,015,857	4,800,949	(19,193)	72,085	61,450	2,099,747	43,323	—
SPDR Portfolio Long Term Treasury ETF	191,485	6,707,624	7,338,868	3,734,344	(3,348)	514,387	297,422	10,823,187	211,053	—
SPDR Portfolio S&P 500 High Dividend ETF	—	—	20,200,996	5,282,943	(197,689)	(148,067)	385,103	14,572,297	529,332	—
SPDR S&P Dividend ETF	150,116	13,915,753	575,108	15,425,618	3,000,015	(2,065,258)	—	—	—	—
SPDR S&P Global Infrastructure ETF	98,391	4,851,522	1,189,243	996,806	22,765	228,664	102,943	5,295,388	86,651	—
SPDR S&P International Dividend ETF	214,263	8,208,416	2,290,562	4,307,642	11,888	81,348	165,253	6,284,572	143,250	—
SPDR STOXX Europe 50 ETF	81,394	2,720,993	3,295,429	4,006,234	(90,199)	188,274	63,713	2,108,263	20,623	—
SPDR Wells Fargo Preferred Stock ETF	108,376	4,711,105	1,288,310	721,793	7,654	(51,641)	122,625	5,233,635	226,019	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,323,173	3,954,923	—	—	368,250	368,250	10,958	—
State Street Navigator Securities Lending Government Money Market Portfolio	12,183,127	12,183,127	178,346,782	189,556,859	—	—	973,050	973,050	121,572	—
The Energy Select Sector SPDR Fund	24,486	1,859,467	—	1,832,828	(51,046)	24,407	—	—	—	—
The Industrial Select Sector SPDR Fund	24,633	1,764,462	63,414	1,995,009	110,507	56,626	—	—	—	—
The Technology Select Sector SPDR Fund	26,269	1,824,907	—	1,943,352	704,034	(585,589)	—	—	—	—
Total		$104,586,096	$251,626,609	$263,028,730	$4,126,578	$(2,021,073)		$95,289,480	$2,896,945	$—
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.1%
DOMESTIC EQUITY — 28.0%
SPDR S&P 500 ETF Trust (a)	181,080	$51,151,478
SPDR S&P MidCap 400 ETF Trust (a)(b)	14,590	5,039,386
The Communication Services Select Sector SPDR Fund (a)	109,275	5,110,792
The Health Care Select Sector SPDR Fund (a)	55,179	5,062,673
The Industrial Select Sector SPDR Fund (a)(b)	67,359	5,053,946
		71,418,275
DOMESTIC FIXED INCOME — 21.1%
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	568,075	20,433,658
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	83,301	5,031,380
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	273,462	7,626,855
SPDR Portfolio Aggregate Bond ETF (a)(b)	358,763	10,239,096
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	147,497	5,039,973
SPDR Portfolio Long Term Treasury ETF (a)	144,221	5,248,202
		53,619,164
INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (a)	230,197	12,817,369
INTERNATIONAL EQUITY — 31.1%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,482,428	43,301,722
SPDR Portfolio Emerging Markets ETF (a)(b)	572,337	20,466,771
SPDR S&P Emerging Markets SmallCap ETF (a)	56,992	2,540,133
SPDR S&P International Small Cap ETF (a)	252,981	7,670,384
Vanguard FTSE Pacific ETF	77,500	5,104,150
		79,083,160
INTERNATIONAL FIXED INCOME — 2.9%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	90,867	2,445,231
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	150,531	$4,990,103
		7,435,334
REAL ESTATE — 6.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	193,803	7,612,582
SPDR Dow Jones REIT ETF (a)(b)	76,454	7,562,830
		15,175,412
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $224,292,719)		239,548,714
SHORT-TERM INVESTMENTS — 13.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c)(d)	14,835,804	14,835,804
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	18,376,892	18,376,892
TOTAL SHORT-TERM INVESTMENTS (Cost $33,212,696)		$33,212,696
TOTAL INVESTMENTS—107.1% (Cost $257,505,415)		272,761,410
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.1)%		(18,098,006)
NET ASSETS—100.0%		$254,663,404
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$239,548,714	$—	$—	$239,548,714
Short-Term Investments	33,212,696	—	—	33,212,696
TOTAL INVESTMENTS	$272,761,410	$—	$—	$272,761,410
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	92,904	$2,504,692	$687,030	$753,521	$(8,419)	$15,449	90,867	$2,445,231	$91,270	$—
SPDR Bloomberg Barclays High Yield Bond ETF	143,202	5,080,807	19,131,589	3,969,734	11,791	179,205	568,075	20,433,658	569,185	—
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	87,887	5,158,088	1,362,480	1,638,059	8,579	140,292	83,301	5,031,380	88,818	—
SPDR Bloomberg Barclays International Corporate Bond ETF	151,066	5,109,052	1,364,991	1,392,571	(14,348)	(77,021)	150,531	4,990,103	27,313	—
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	8,029,325	438,858	184	36,204	273,462	7,626,855	9,640	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,886	5,100,119	1,188,540	6,180,460	(150,915)	42,716	—	—	169,038	—
SPDR Bloomberg Barclays TIPS ETF	232,855	12,930,438	3,534,799	3,680,923	(25,291)	58,346	230,197	12,817,369	197,018	—
SPDR Dow Jones International Real Estate ETF	63,705	2,493,414	6,728,227	1,841,396	6,926	225,411	193,803	7,612,582	227,193	—
SPDR Dow Jones REIT ETF	—	—	9,633,975	2,493,013	33,264	388,604	76,454	7,562,830	167,705	—
SPDR Portfolio Aggregate Bond ETF	—	—	11,969,775	2,046,640	17,016	298,945	358,763	10,239,096	80,850	—
SPDR Portfolio DevelopedWorld ex-US ETF	1,519,455	46,191,432	23,370,991	25,187,161	1,157,621	(2,231,161)	1,482,428	43,301,722	412,851	—
SPDR Portfolio Emerging Markets ETF	545,940	19,293,520	12,451,839	11,471,022	261,390	(68,956)	572,337	20,466,771	152,765	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	154,667	5,148,865	1,298,234	1,542,978	(2,324)	138,176	147,497	5,039,973	127,277	—
SPDR Portfolio Long Term Treasury ETF	149,332	5,231,025	8,198,831	8,372,647	(5,954)	196,947	144,221	5,248,202	184,182	—
SPDR Portfolio Small Cap ETF	233,351	7,532,570	8,974,702	15,474,799	193,496	(1,225,969)	—	—	113,314	—
SPDR S&P 500 ETF Trust	230,121	62,427,225	17,054,220	30,210,050	2,822,174	(942,091)	181,080	51,151,478	869,744	—
SPDR S&P Emerging Markets SmallCap ETF	—	—	2,754,686	334,248	7,459	112,236	56,992	2,540,133	—	—
SPDR S&P International Small Cap ETF	212,042	7,277,281	2,941,184	1,610,049	33,213	(971,245)	252,981	7,670,384	216,182	—
SPDR S&P MidCap 400 ETF Trust	14,060	4,991,581	1,638,653	1,476,689	164,214	(278,373)	14,590	5,039,386	49,998	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,809,280	19,809,280	24,524,664	29,498,140	—	—	14,835,804	14,835,804	325,289	—
State Street Navigator Securities Lending Government Money Market Portfolio	8,492,442	8,492,442	400,757,192	390,872,742	—	—	18,376,892	18,376,892	322,598	—
The Communication Services Select Sector SPDR Fund	—	—	5,239,235	76,755	218	(51,906)	109,275	5,110,792	9,248	—
The Consumer Discretionary Select Sector SPDR Fund	—	—	6,689,025	6,525,638	(163,387)	—	—	—	37,053	—
The Energy Select Sector SPDR Fund	66,339	5,037,784	6,140,196	10,622,172	(620,864)	65,056	—	—	48,126	—
The Health Care Select Sector SPDR Fund	—	—	5,122,337	113,030	1,786	51,580	55,179	5,062,673	19,088	—
The Industrial Select Sector SPDR Fund	66,988	4,798,351	5,307,000	5,132,285	(111,282)	192,162	67,359	5,053,946	54,065	—
The Technology Select Sector SPDR Fund	71,494	4,966,688	1,657,286	6,816,248	1,756,410	(1,564,136)	—	—	40,587	—
Total		$239,574,654	$597,751,006	$569,771,828	$5,372,957	$(5,269,529)		$267,657,260	$4,610,397	$—
See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.
Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 87.6% (a)
ADVERTISING SERVICES — 0.2%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 8/15/2025	$2,797,114	$2,793,617
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 11/8/2024	1,360,295	1,353,834
		4,147,451
AEROSPACE & DEFENSE — 2.3%
DAE Aviation Holdings, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 7/7/2022	2,515,416	2,521,717
Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	3,333,042	3,338,825
Senior Secured 2019 Term Loan B2, 6.25%, 4/6/2026	1,791,958	1,795,067
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.00%, 5/30/2025	22,146,808	21,608,198
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.00%, 6/9/2023	19,026,837	18,622,516
		47,886,323
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.98%, 2/24/2025	7,936,508	7,901,786
AUTO COMPONENTS — 1.9%
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, Zero Coupon, 3/18/2026	25,000,000	24,749,750
Security Description	Principal Amount	Value
USI, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.00%, 5.60%, 5/16/2024	$13,909,222	$13,526,719
		38,276,469
BUILDING PRODUCTS — 0.2%
AZEK Co. LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.75%, 6.63%, 5/5/2024	1,979,798	1,964,949
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.60%, 2/29/2024	1,902,280	1,846,800
		3,811,749
CAPITAL MARKETS — 1.0%
AqGen Ascensus, Inc.:
Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 4.00%, 6.60%, 12/3/2022	2,316,271	2,313,376
Senior Secured 2019 Term Loan, Zero Coupon, 12/12/2022	1,486,487	1,484,628
Duff & Phelps Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 2/13/2025	17,547,563	17,236,883
		21,034,887
CHEMICALS — 1.3%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.60%, 1/31/2024	3,882,447	3,806,623
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 11/21/2024	1,876,088	1,881,360
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.98%, 8/1/2025	9,900,063	9,850,562
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 10/1/2025	6,985,075	6,902,162

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.00%, 10/28/2024	$3,455,758	$3,395,300
		25,836,007
COMMERCIAL SERVICES & SUPPLIES — 12.6%
Allied Universal Holdco LLC:
Senior Secured 2015 Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 7/28/2022	22,880,651	22,182,791
Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 7/28/2022	2,086,968	2,042,620
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 10/19/2023	4,603,564	4,586,300
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 4/1/2024	4,264,303	4,171,042
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.00%, 8/4/2025	12,446,519	12,647,468
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.50%, 8/4/2022	14,447,994	14,399,015
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.50%, 11/3/2023	19,748,487	19,688,945
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.50%, 11/3/2024	17,839,308	17,745,295
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.50%, 2/9/2026	3,797,468	3,817,880
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 10/24/2025	4,080,682	4,004,169
Security Description	Principal Amount	Value
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 5/20/2024	$4,370,624	$4,299,602
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 5/30/2025	15,663,307	15,178,684
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 2/21/2025	4,854,340	4,807,812
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.82%, 3/13/2025	10,011,236	9,842,296
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/27/2025	16,437,465	16,006,063
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.49%, 12/4/2024	2,825,126	2,740,373
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 5/2/2022	12,469,919	12,360,870
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/29/2025	902,907	891,621
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/1/2025	52,867,500	51,423,160
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.83%, 12/31/2022	6,128,335	5,255,047
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 7/30/2025	3,390,370	3,363,519

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 6.23%, 3/19/2026	$1,664,494	$1,669,696
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.00%, 8/27/2025	21,765,625	21,656,797
VT Buyer Acquisition Corp.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 8/1/2025	3,424,651	3,406,466
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 6.35%, 8/1/2025	492,770	490,153
		258,677,684
COMMUNICATIONS EQUIPMENT — 0.4%
Riverbed Technology, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 4/24/2022	8,317,112	7,586,246
COMPUTER SERVICES — 2.4%
Carbonite, Inc Senior Secured Term Loan B, Zero Coupon, 3/26/2026	10,000,000	10,006,250
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.50%, 1/4/2026	24,097,827	23,126,443
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.25%, 7/12/2025	16,155,835	16,004,455
		49,137,148
COMPUTERS & PERIPHERALS — 0.1%
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 5/6/2024	2,634,206	2,501,942
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.5%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 1/22/2023	$4,924,433	$4,862,902
Minimax GmbH & Co. KG Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.50%, 7/31/2025	1,999,868	1,996,528
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 3/23/2025	3,526,621	3,528,825
		10,388,255
CONSTRUCTION MATERIALS — 0.8%
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 11/15/2023	15,000,000	14,673,225
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.50%, 9/27/2024	876,966	877,790
		15,551,015
CONTAINERS & PACKAGING — 1.2%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.49%, 11/7/2025	4,595,598	4,464,050
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 3 Month USD LIBOR + 2.75%, 5.25%, 2/5/2023	13,134,424	13,004,590
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.75%, 10/17/2024	7,632,896	7,375,285
		24,843,925
DIAGNOSTIC EQUIPMENT — 0.1%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.80%, 9/27/2024	2,347,193	2,262,107

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.1%
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 7/1/2024	$1,164,557	$1,161,646
DISTRIBUTORS — 0.4%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.35%, 5/2/2023	5,468,718	5,431,148
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 6.03%, 11/14/2022	2,487,342	2,426,402
		7,857,550
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.56%, 11/29/2024	925,325	886,290
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.04%, 7/21/2025	6,995,047	6,949,160
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.54%, 7/20/2026	769,231	775,000
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.04%, 5/23/2025	2,213,007	2,203,325
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.46%, 12/9/2022	3,246,753	2,828,734
Millennium Trust Co. LLC Senior Secured Term Loan B, Zero Coupon, 2/26/2026	4,615,384	4,560,600
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/18/2023	292,299	290,840
Security Description	Principal Amount	Value
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.36%, 5/18/2025	$24,196,647	$23,027,102
		40,634,761
DIVERSIFIED OPERATIONS — 1.9%
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 2nd Lien Term Loan, Zero Coupon, 3/31/2027 (c)	15,000,000	14,625,000
Senior Secured 2019 Term Loan, Zero Coupon, 3/13/2026	25,000,000	24,343,750
		38,968,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink Escrow LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 1/31/2025	33,837,407	33,245,421
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 10/4/2023	7,416,978	7,035,337
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.24%, 11/27/2023	1,000,000	986,560
Telesat Canada Senior Secured Term Loan B4, 1 Month USD LIBOR + 2.50%, 5.11%, 11/17/2023	1,956,818	1,935,293
		43,202,611
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.10%, 12/2/2024	2,298,922	2,291,738

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 7/26/2024	$9,583,570	$9,391,898
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/12/2025	15,678,598	15,659,000
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.99%, 9/28/2024	1,399,601	1,390,853
		26,441,751
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.24%, 10/31/2024	2,268,571	2,263,513
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings Inc. Senior Secured 2019 Term Loan B, Zero Coupon, 3/14/2026	20,000,000	19,885,000
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.00%, 2/28/2025	1,616,451	1,581,867
		21,466,867
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.99%, 10/31/2025	4,051,095	3,995,392
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.75%, 5.35%, 6/16/2023	2,984,071	2,966,361
		6,961,753
Security Description	Principal Amount	Value
FOOD & STAPLES RETAILING — 0.4%
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 5/1/2025	$2,361,551	$2,358,599
Smart & Final Stores LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.13%, 11/15/2022	5,750,000	5,510,397
		7,868,996
FOOD PRODUCTS — 0.3%
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 4/6/2024	6,639,739	6,374,150
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.25%, 2/28/2021 (c)	4,033,953	3,953,274
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 12.00%, 6/7/2021 (c)	17,069,077	16,813,041
		20,766,315
HEALTH CARE PROVIDERS & SERVICES — 8.4%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 4/30/2025	3,453,513	3,426,178
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.74%, 3/14/2025	16,994,337	16,017,163
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.74%, 4/28/2022	2,565,676	2,422,435
ATI Holdings Acquisition, Inc. Senior Secured 2016 Term Loan, 1 Month USD LIBOR + 3.50%, 5.99%, 5/10/2023	2,937,179	2,863,750

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 2/27/2026	$1,538,462	$1,540,385
BioClinica, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 7.00%, 10/20/2023	1,780,709	1,604,864
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.10%, 8/15/2024 (c)	1,657,148	1,644,719
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 5.74%, 6/7/2023	2,168,440	2,160,308
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/10/2025	35,813,468	33,590,168
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.85%, 6/28/2024	1,324,400	1,299,568
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 4/30/2025	9,891,838	9,624,461
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.35%, 6/7/2023	22,595,528	21,923,085
Ortho-Clinical Diagnostics, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.75%, 6/30/2025	17,002,043	16,399,830
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 6.98%, 2/8/2026	10,509,554	10,365,048
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.98%, 11/16/2025	6,326,801	6,270,461
Security Description	Principal Amount	Value
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 5/15/2022	$4,974,619	$4,896,891
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 9/2/2024	6,903,559	6,792,826
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 2/6/2024	14,567,320	13,001,333
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 6/23/2024	2,030,483	2,013,478
U.S. Renal Care, Inc. Senior Secured 2015 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.85%, 12/30/2022	7,689,425	7,687,041
VVC Holding Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.20%, 2/11/2026	7,000,000	6,921,250
		172,465,242
HEALTH CARE TECHNOLOGY — 1.7%
Agiliti Health, Inc Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/4/2026	2,702,702	2,699,324
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/1/2024	30,788,703	30,428,014
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 10/23/2023	2,510,305	2,464,027
		35,591,365
HOTELS, RESTAURANTS & LEISURE — 3.3%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.75%, 2/16/2024	4,644,547	4,578,733

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 4/5/2024	$6,755,873	$6,485,639
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 2/14/2021	12,445,366	12,090,673
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.00%, 2/1/2024	19,346,487	18,688,707
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 10/4/2023	1,896,694	1,880,544
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.50%, 7/31/2024	2,106,600	2,099,037
NPC International, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.99%, 4/19/2024	578	543
Red Lobster Management LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.75%, 7/28/2021	558,659	554,469
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.33%, 8/14/2024	15,704,186	15,321,396
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.50%, 3/31/2024	5,977,138	5,934,461
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.48%, 1/25/2024	724,475	726,888
		68,361,090
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.2%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 8.10%, 12/12/2025	$3,454,030	$3,460,523
INSURANCE — 3.9%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.88%, 11/22/2023	15,251,379	15,181,451
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.38%, 11/22/2023	4,181,882	4,129,609
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.23%, 5/9/2025	11,464,624	11,050,865
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 1/25/2024	994,911	983,629
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 10/22/2024	8,159,612	7,918,903
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 11/8/2023	1,401,920	1,394,042
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.51%, 4/25/2025	21,099,206	20,442,071
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 12/20/2024	1,480,016	1,476,161
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 1/8/2024	7,734,904	7,474,547
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/31/2025	10,254,139	10,060,797
		80,112,075

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERACTIVE MEDIA & SERVICES — 1.0%
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 1 Month USD LIBOR + 4.00%, 6.65%, 11/21/2024	$8,891,603	$8,659,755
LANDesk Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.75%, 1/20/2024	11,769,210	11,703,067
		20,362,822
INTERNET & CATALOG RETAIL — 0.4%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 8/18/2023	8,020,198	7,853,097
Spencer Gifts LLC Senior Secured Term Loan B1, 1 Month USD LIBOR + 4.25%, 6.75%, 7/16/2021	694,071	688,866
		8,541,963
IT SERVICES — 1.5%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.24%, 2/27/2025	5,727,345	5,670,072
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.50%, 10/31/2025	7,652,788	7,504,515
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.50%, 10/31/2024	2,548,075	2,508,796
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.55%, 2/2/2024	903,911	894,312
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 2/1/2023	9,860,742	9,700,505
Security Description	Principal Amount	Value
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.24%, 10/10/2025	$5,452,055	$5,387,339
		31,665,539
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/30/2024	4,221,598	4,158,273
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 2.50%, 5.00%, 8/18/2022	722,311	716,201
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 9/27/2024	16,730,511	16,159,917
		21,034,391
MACHINERY — 1.3%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 2/1/2022	586,174	571,277
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.85%, 7/19/2024	4,937,500	4,783,203
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 8/5/2024	2,942,392	2,891,826
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.50%, 5/31/2025	4,974,938	4,757,284
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.24%, 3/7/2025	7,048,859	6,835,948
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 3/28/2025	7,702,100	7,184,134
		27,023,672

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-CONSTR&MINING — 0.8%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 8/1/2025	$7,507,500	$7,503,859
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.25%, 8/3/2026	2,279,705	2,290,534
Vertiv Group Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.63%, 11/30/2023	6,000,000	5,657,490
		15,451,883
MEDIA — 5.5%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 1/31/2026	2,400,849	2,295,812
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 11/18/2024	4,746,960	4,625,912
CSC Holdings LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.59%, 4/15/2027	3,571,429	3,561,393
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 11/29/2024 (c)	6,819,444	6,532,482
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.24%, 9/13/2024	16,715,204	16,515,541
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/1/2024	20,830,367	20,396,471
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.25%, 3/15/2024	22,591,271	21,339,263
Security Description	Principal Amount	Value
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.98%, 1/15/2026	$1,371,485	$1,358,504
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 8/18/2023	20,837,883	20,115,121
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.98%, 4/15/2025	15,552,716	15,170,352
		111,910,851
METALS & MINING — 0.3%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	5,021,036	5,029,823
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.99%, 7/31/2022	1,271,559	1,266,791
		6,296,614
MULTILINE RETAIL — 0.5%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 12/13/2023	9,923,858	9,514,499
OIL, GAS & CONSUMABLE FUELS — 0.6%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.88%, 6/24/2024	1,799,861	1,693,840
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.60%, 2/7/2025	10,132,089	9,919,315
		11,613,155
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 9/20/2024	836,128	836,127

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.88%, 6/29/2025	$6,845,238	$6,650,868
PHARMACEUTICALS — 2.5%
Alvogen Pharma US, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.25%, 4/2/2022	2,587,678	2,525,134
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 5/4/2025	1,704,462	1,703,039
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.60%, 7/5/2023	830,163	736,770
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.75%, 4/29/2024	6,896,958	6,789,193
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 2/14/2025	14,047,038	13,362,245
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 5.24%, 2/14/2025	3,164,325	3,010,064
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.48%, 6/2/2025	23,050,067	22,928,708
		51,055,153
POLLUTION CONTROL — 0.5%
Core & Main L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.63%, 8/1/2024	5,289,071	5,260,404
Security Description	Principal Amount	Value
EnergySolutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.35%, 5/9/2025	$6,379,137	$5,656,158
		10,916,562
PROFESSIONAL SERVICES — 0.3%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.00%, 7/25/2022	9,255,211	6,837,287
RECYCLING — 0.5%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 3/6/2025	6,051,349	6,040,002
Tunnel Hill Partners L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/6/2026	4,743,363	4,722,611
		10,762,613
RETAIL-RESTAURANTS — 0.9%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.00%, 6/27/2025	9,077,079	8,816,158
Fogo de Chao Churrascaria Holdings LLC Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.75%, 4/5/2025	5,580,444	5,556,030
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.74%, 3/14/2025	2,363,889	2,333,749
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 1/31/2025	2,185,075	2,161,171
		18,867,108
ROAD & RAIL — 0.3%
Direct ChassisLink, Inc. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.69%, 6/15/2023	5,000,000	5,053,125

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTOR EQUIPMENT — 0.3%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.00%, 6/21/2024	$792,910	$774,276
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 5.00%, 6/21/2024	5,354,714	5,228,879
		6,003,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
Cypress Semiconductor Corp. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.50%, 7/5/2021	1,599	1,597
SOFTWARE — 10.3%
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 6.85%, 10/2/2025	16,497,909	16,189,316
CCC Information Services, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 4/26/2024	3,498,278	3,443,268
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 7.49%, 2/1/2026	22,837,838	22,623,733
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/22/2025	2,793,000	2,785,668
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 6/1/2022	4,673,691	4,627,305
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.10%, 6/13/2024	11,968,036	11,568,483
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 2/26/2025	1,494,990	1,489,758
Security Description	Principal Amount	Value
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/1/2025	$4,102,421	$4,092,165
Help/Systems LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 3/28/2025	2,772,529	2,741,338
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.50%, 7/7/2025	2,853,801	2,855,584
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.50%, 6.00%, 7/1/2024	4,548,946	4,548,468
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.49%, 1/12/2026	1,409,091	1,400,066
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.24%, 1/11/2027 (c)	2,941,176	2,897,059
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 8/5/2022	1,927,291	1,926,906
Kronos, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.74%, 11/1/2023	9,609,479	9,536,735
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 9/30/2024	15,006,801	15,016,255
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 11/29/2024	11,102,574	10,701,883
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.75%, 12/1/2025	8,285,862	8,089,072
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 9/5/2025	3,476,910	3,406,294

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	$7,316,864	$7,152,235
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.00%, 2/9/2024	2,342,935	2,316,577
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.99%, 5/16/2025	7,030,829	6,953,947
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.99%, 5/16/2026 (c)	11,500,000	11,370,625
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.75%, 11/20/2026	14,000,000	13,842,500
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 2/5/2024	16,863,652	16,716,095
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/3/2023	2,762,367	2,744,550
SonicWALL, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.18%, 5/16/2025	11,393,145	11,132,014
Sophia L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.85%, 9/30/2022	1,285,105	1,278,949
Veritas Bermuda, Ltd. Senior Secured USD Repriced Term Loan B, 1 Month USD LIBOR + 4.50%, 7.10%, 1/27/2023	5,115,398	4,751,718
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.00%, 8/16/2024	3,265,282	3,258,147
		211,456,713
Security Description	Principal Amount	Value
SPECIALTY RETAIL — 2.5%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.50%, 9/25/2024	$19,669,158	$19,265,940
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 2.50%, 5.00%, 8/19/2022	387,430	385,169
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.99%, 1/26/2023	10,724,293	8,198,722
Staples, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.49%, 9/12/2024	23,310,515	23,164,708
		51,014,539
TELECOM SERVICES — 1.9%
Altice France SA Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 6.17%, 1/31/2026	6,000,000	5,706,000
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.78%, 12/15/2024	12,911,479	12,877,845
CommScope, Inc. Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	5,142,857	5,147,126
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.00%, 11/1/2024	6,007,348	5,978,573
Sprint Communications, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 2/2/2024	9,948,750	9,811,954
		39,521,498
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.00%, 11/30/2025	2,437,553	2,400,380

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.99%, 11/1/2024 (c)	$7,182,954	$7,088,678
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,822,722,410)		1,798,860,772
CORPORATE BONDS & NOTES — 5.5%
AUTO PARTS & EQUIPMENT — 0.2%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (d) (e)	2,913,000	2,978,805
COMMERCIAL SERVICES — 1.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.75%, 4/15/2026 (d) (e)	28,438,000	28,494,307
9.25%, 5/15/2023 (d)	1,872,000	1,967,528
		30,461,835
COMPUTERS — 0.1%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (d)	1,122,000	1,097,058
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027 (d)	1,900,000	2,024,127
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (d)	250,000	255,805
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	2,000,000	1,868,180
5.88%, 11/15/2026	1,000,000	902,280
		2,770,460
ENVIRONMENTAL CONTROL — 0.2%
Hulk Finance Corp. 7.00%, 6/1/2026 (d)	4,394,000	4,160,810
FOOD — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	2,024,000	1,923,468
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.1%
Avantor, Inc. 6.00%, 10/1/2024 (d)	$776,000	$805,961
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (d)	727,000	745,328
		1,551,289
HEALTH CARE SERVICES — 0.3%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (d)	2,000,000	1,994,400
Tenet Healthcare Corp.:
6.75%, 6/15/2023	2,727,000	2,809,410
8.13%, 4/1/2022	2,000,000	2,153,540
		6,957,350
INSURANCE — 0.2%
HUB International, Ltd. 7.00%, 5/1/2026 (d)	3,964,000	3,917,106
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	694,629
MACHINERY, CONSTRUCTION & MINING — 0.5%
Terex Corp. 5.63%, 2/1/2025 (d)	2,004,000	1,997,627
Vertiv Group Corp. 9.25%, 10/15/2024 (d)	8,906,000	8,828,251
		10,825,878
MACHINERY-DIVERSIFIED — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (d)	2,499,000	2,155,337
MEDIA — 0.2%
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (d)	4,000,000	4,031,760
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (d)	320,000	337,117
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (d)	1,478,000	1,418,540
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (d)	1,688,000	1,573,975
		3,329,632
PHARMACEUTICALS — 0.8%
Bausch Health Cos., Inc. 5.75%, 8/15/2027 (d)	2,500,000	2,562,400

See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
NVA Holdings, Inc. 6.88%, 4/1/2026 (d)	$2,998,000	$2,971,288
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (d)	10,000,000	10,178,100
		15,711,788
RETAIL — 0.5%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,060,144
IRB Holding Corp. 6.75%, 2/15/2026 (d)	8,000,000	7,525,760
Party City Holdings, Inc. 6.63%, 8/1/2026 (d)	2,500,000	2,484,925
		11,070,829
SOFTWARE — 0.3%
Infor US, Inc. 6.50%, 5/15/2022	1,000,000	1,015,680
SS&C Technologies, Inc. 5.50%, 9/30/2027 (d)	5,000,000	5,061,600
		6,077,280
TOTAL CORPORATE BONDS & NOTES (Cost $110,871,609)		111,995,246
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (f) (g) (Cost $22,942,415)	22,942,415	22,942,415
TOTAL INVESTMENTS — 94.2% (Cost $1,956,536,434)		1,933,798,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.8%		119,880,147
NET ASSETS — 100.0%		$2,053,678,580

(a)	The rate shown represents the rate at March 31, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $64,924,878 representing 3.2% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2019.
LIBOR	= London Interbank Offered Rate

At March 31, 2019, the Portfolio had unfunded loan commitments of $3,121,236, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	221,372	215,388	(5,984)
GlobalLogic Holdings, Inc.	589,005	590,244	1,239
Pearl Intermediate Parent LLC	990,034	945,968	(44,066)
VT Buyer Acquisition Corp.	365,411	363,471	(1,940)
Phoenix Guarantor, Inc.	955,414	942,277	(13,137)
			$(63,888)
See accompanying notes to schedule of investments.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$111,995,246	$—	$111,995,246
Senior Floating Rate Loans	—	1,798,860,772	—	1,798,860,772
Short-Term Investment	22,942,415	—	—	22,942,415
TOTAL INVESTMENTS	$22,942,415	$1,910,856,018	$—	$1,933,798,433
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(63,888)	—	(63,888)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(63,888)	$—	$(63,888)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$1,717,276,931	$1,891,007,634	$—	$—	22,942,415	$22,942,415	$3,227,098	$—
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 64.4%
AEROSPACE & DEFENSE — 1.5%
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 3.09%, 11/1/2019 (a)	$250,000	$250,325
3 Month USD LIBOR + 0.65%, 3.33%, 8/16/2021 (a)	2,384,000	2,385,144
		2,635,469
AGRICULTURE — 1.2%
Philip Morris International, Inc.:
2.00%, 2/21/2020	1,000,000	993,260
3 Month USD LIBOR + 0.42%, 3.06%, 2/21/2020 (a)	1,000,000	1,001,890
		1,995,150
AUTO MANUFACTURERS — 11.0%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.91%, 2/12/2021 (a)	300,000	299,547
Series MTN, 3 Month USD LIBOR + 0.27%, 3.03%, 7/20/2020 (a)	400,000	400,432
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 3.06%, 8/14/2020 (a) (b)	1,100,000	1,100,638
3 Month USD LIBOR + 0.38%, 3.18%, 4/6/2020 (a) (b)	600,000	600,552
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 3.13%, 5/4/2020 (a) (b)	500,000	499,570
3 Month USD LIBOR + 0.67%, 3.40%, 11/5/2021 (a) (b)	500,000	498,895
3 Month USD LIBOR + 0.88%, 3.54%, 2/22/2022 (a) (b)	2,000,000	2,003,960
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.83%, 3.53%, 8/12/2019 (a)	700,000	700,098
3 Month USD LIBOR + 1.00%, 3.80%, 1/9/2020 (a)	2,812,000	2,811,410
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 3.73%, 4/13/2020 (a)	2,542,000	2,545,838
3 Month USD LIBOR + 1.27%, 4.06%, 10/4/2019 (a)	1,545,000	1,550,825
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 3.74%, 7/8/2021 (a) (b)	1,480,000	1,478,949
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 3.19%, 7/13/2020 (a) (b)	600,000	597,624
3 Month USD LIBOR + 0.63%, 3.24%, 9/21/2021 (a) (b)	2,000,000	1,979,900
Security Description	Principal Amount	Value
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.10%, 2.88%, 1/10/2020 (a)	$450,000	$449,973
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 3.64%, 11/12/2021 (a) (b)	1,250,000	1,252,600
		18,770,811
BANKS — 20.9%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 3.15%, 1/23/2022 (a)	625,000	622,119
Series MTN, 3 Month USD LIBOR + 0.65%, 3.24%, 10/1/2021 (a)	1,400,000	1,403,346
Series MTN, 3 Month USD LIBOR + 1.18%, 3.94%, 10/21/2022 (a)	1,814,000	1,837,328
Citigroup, Inc. 3 Month USD LIBOR + 0.96%, 3.73%, 4/25/2022 (a)	2,000,000	2,015,320
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 3.05%, 3/10/2020 (a) (b)	450,000	451,242
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 3.26%, 1/10/2023 (a)	250,000	248,038
Credit Agricole SA 3 Month USD LIBOR + 0.80%, 3.59%, 4/15/2019 (a) (b)	500,000	500,180
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 3.79%, 10/23/2019 (a)	659,000	661,873
3 Month USD LIBOR + 1.36%, 4.13%, 4/23/2021 (a)	750,000	761,100
Series FRN, 3 Month USD LIBOR + 1.77%, 4.42%, 2/25/2021 (a)	250,000	256,003
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 3.28%, 5/18/2021 (a)	2,000,000	1,998,260
3 Month USD LIBOR + 1.66%, 4.31%, 5/25/2021 (a)	730,000	745,023
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 3.71%, 6/7/2021 (a)	1,750,000	1,772,487
KeyBank NA 3 Month USD LIBOR + 0.66%, 3.40%, 2/1/2022 (a)	1,000,000	1,001,550
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 3.41%, 7/26/2021 (a)	436,000	436,632
3 Month USD LIBOR + 0.79%, 3.56%, 7/25/2022 (a)	2,500,000	2,504,500
3 Month USD LIBOR + 1.06%, 3.67%, 9/13/2021 (a)	300,000	303,135

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.25%, 2/10/2021 (a)	$500,000	$500,355
Series GMTN, 3 Month USD LIBOR + 1.40%, 4.16%, 4/21/2021 (a)	1,000,000	1,017,460
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 3.21%, 9/20/2021 (a) (b)	750,000	752,062
3 Month USD LIBOR + 0.71%, 3.45%, 11/4/2021 (a) (b)	500,000	502,830
National Bank of Canada Series MTN, 3 Month USD LIBOR + 0.60%, 3.37%, 1/17/2020 (a)	665,000	667,334
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 3.04%, 5/19/2020 (a)	600,000	600,792
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 3.04%, 11/3/2020 (a)	600,000	598,974
3 Month USD LIBOR + 0.62%, 3.25%, 6/1/2021 (a)	300,000	300,099
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 3.11%, 5/17/2021 (a) (b)	1,500,000	1,501,380
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 3.15%, 10/16/2020 (a)	2,000,000	1,999,940
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 3.90%, 10/19/2021 (a)	1,237,000	1,252,129
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.69%, 10/18/2019 (a) (b)	150,000	150,503
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 3.26%, 10/26/2021 (a)	1,000,000	998,110
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.49%, 3.10%, 9/6/2019 (a)	320,000	320,618
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.90%, 3.70%, 7/13/2021 (a)	400,000	404,848
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.04%, 7/2/2019 (a)	250,000	250,220
Series MTN, 3 Month USD LIBOR + 0.56%, 3.29%, 11/5/2019 (a)	253,000	253,751
UBS AG:
3 Month USD LIBOR + 0.32%, 2.95%, 5/28/2019 (a) (b)	250,000	250,098
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.48%, 3.11%, 12/1/2020 (a) (b)	$550,000	$550,698
3 Month USD LIBOR + 0.58%, 3.17%, 6/8/2020 (a) (b)	1,000,000	1,004,210
US Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.32%, 3.08%, 4/26/2021 (a)	1,000,000	1,001,020
Series BKNT, 3 Month USD LIBOR + 0.48%, 3.24%, 10/28/2019 (a)	100,000	100,213
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 3.63%, 2/11/2022 (a)	2,000,000	2,012,140
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 3.11%, 1/25/2021 (a)	1,000,000	1,000,220
3 Month USD LIBOR + 0.56%, 3.24%, 8/19/2019 (a)	275,000	275,533
		35,783,673
BEVERAGES — 0.7%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 3.38%, 11/15/2021 (a)	1,200,000	1,201,068
BIOTECHNOLOGY — 1.4%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 3.15%, 5/11/2020 (a)	1,407,000	1,410,968
Gilead Sciences, Inc. 2.35%, 2/1/2020	1,000,000	997,020
		2,407,988
BUILDING MATERIALS — 0.8%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 0.50%, 3.13%, 12/20/2019 (a)	1,325,000	1,320,243
CHEMICALS — 0.4%
EI du Pont de Nemours & Co. 3 Month USD LIBOR + 0.53%, 3.27%, 5/1/2020 (a)	700,000	701,834
COMPUTERS — 1.7%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.77%, 5/11/2020 (a)	680,000	680,272
3 Month USD LIBOR + 0.25%, 2.95%, 2/7/2020 (a)	790,000	791,359
3 Month USD LIBOR + 0.50%, 3.20%, 2/9/2022 (a)	750,000	756,322
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.89%, 2/5/2021 (a)	725,000	723,434
		2,951,387

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.5%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 3.32%, 3/3/2022 (a)	$619,000	$621,191
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 3.46%, 5/12/2020 (a)	1,946,000	1,954,290
		2,575,481
ELECTRIC — 0.6%
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 3.19%, 5/14/2021 (a) (b)	1,000,000	999,950
ELECTRONICS — 0.7%
Honeywell International, Inc. 3 Month USD LIBOR + 0.28%, 3.03%, 10/30/2019 (a)	1,200,000	1,201,800
FOOD — 0.5%
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 3.30%, 10/9/2020 (a)	602,000	597,052
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 3.08%, 5/30/2019 (a)	230,000	229,933
3 Month USD LIBOR + 0.45%, 3.09%, 8/21/2020 (a)	100,000	99,796
		926,781
HEALTH CARE SERVICES — 1.4%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 2.96%, 3/17/2020 (a) (b)	1,000,000	999,220
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 2.94%, 9/30/2019 (a) (b)	750,000	750,922
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 2.87%, 6/15/2021 (a)	600,000	599,214
		2,349,356
INSURANCE — 0.6%
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.57%, 3.00%, 9/7/2020 (a) (b)	1,000,000	999,700
IT SERVICES — 0.4%
International Business Machines Corp. 1.80%, 5/17/2019	750,000	749,228
LODGING — 1.8%
Marriott International, Inc. 3 Month USD LIBOR + 0.65%, 3.24%, 3/8/2021 (a)	3,000,000	3,011,100
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp. Series MTN, 3 Month USD LIBOR + 0.28%, 2.89%, 9/7/2021 (a)	$500,000	$499,115
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 3.07%, 9/8/2022 (a)	1,395,000	1,395,405
MEDIA — 0.8%
Comcast Corp. 3 Month USD LIBOR + 0.33%, 2.92%, 10/1/2020 (a)	1,000,000	1,000,990
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.99%, 4/1/2021 (a) (b)	400,000	400,620
		1,401,610
MISCELLANEOUS MANUFACTURER — 2.0%
General Electric Co. Series GMTN, 3 Month USD LIBOR + 0.62%, 3.42%, 1/9/2020 (a)	1,090,000	1,087,787
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.93%, 9/13/2019 (a) (b)	200,000	200,210
3 Month USD LIBOR + 0.34%, 2.95%, 3/16/2020 (a) (b)	450,000	450,104
3 Month USD LIBOR + 0.61%, 3.22%, 3/16/2022 (a) (b)	1,600,000	1,605,440
		3,343,541
OIL & GAS — 5.4%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.28%, 9/19/2022 (a)	250,000	250,110
BP Capital Markets PLC:
2.32%, 2/13/2020	1,000,000	996,120
3 Month USD LIBOR + 0.87%, 3.48%, 9/16/2021 (a)	1,250,000	1,267,088
Chevron Corp. 3 Month USD LIBOR + 0.48%, 3.10%, 3/3/2022 (a)	1,500,000	1,508,280
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.58%, 5/15/2022 (a)	2,850,000	2,878,300
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 2.95%, 9/12/2019 (a)	300,000	300,432
3 Month USD LIBOR + 0.45%, 3.15%, 5/11/2020 (a)	1,655,000	1,661,653

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Total Capital International SA 3 Month USD LIBOR + 0.35%, 2.98%, 6/19/2019 (a)	$450,000	$450,288
		9,312,271
PHARMACEUTICALS — 1.8%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.85%, 3/12/2020 (a)	438,000	441,276
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 3.22%, 6/10/2022 (a)	690,000	684,722
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 3.32%, 3/9/2021 (a)	2,000,000	2,006,320
		3,132,318
RETAIL — 1.9%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50%, 3.11%, 12/13/2019 (a) (b)	277,000	277,042
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.47%, 4/17/2020 (a)	2,200,000	2,200,528
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.75%, 6/5/2020 (a)	350,000	350,010
3 Month USD LIBOR + 0.31%, 2.94%, 3/1/2022 (a)	500,000	499,190
		3,326,770
SOFTWARE — 0.5%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 3.31%, 10/8/2019 (a)	895,000	897,050
TELECOMMUNICATIONS — 3.7%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.44%, 1/15/2020 (a)	1,800,000	1,806,192
3 Month USD LIBOR + 0.75%, 3.38%, 6/1/2021 (a)	2,500,000	2,511,800
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34%, 2.97%, 9/20/2019 (a)	560,000	560,694
Verizon Communications, Inc. 3 Month USD LIBOR + 1.00%, 3.61%, 3/16/2022 (a)	1,450,000	1,470,503
		6,349,189
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 3.04%, 4/1/2023 (a)	200,000	200,002
TOTAL CORPORATE BONDS & NOTES (Cost $110,386,611)		110,438,290
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 26.3%
AUTOMOBILE — 15.0%
Ally Auto Receivables Trust Series 2016-3, Class A4, 1.72%, 4/15/2021	$1,000,000	$995,638
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.80%, 5/15/2023 (a) (b)	500,000	499,794
CarMax Auto Owner Trust:
Series 2016-2, Class A3, 1.52%, 2/16/2021	529,427	527,436
Series 2017-3, Class A2A, 1.64%, 9/15/2020	115,919	115,792
Series 2016-2, Class A4, 1.68%, 9/15/2021	2,500,000	2,474,421
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	1,500,000	1,519,056
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	2,000,000	1,990,447
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.12%, 7/15/2026 (b)	1,000,000	994,241
Ford Credit Floorplan Master Owner Trust A Series 2016-3, Class A1, 1.55%, 7/15/2021	1,000,000	996,481
GM Financial Automobile Leasing Trust Series 2017-1, Class A4, 2.26%, 8/20/2020	2,395,000	2,388,757
GMF Floorplan Owner Revolving Trust:
Series 2016-1, Class A1, 1.96%, 5/17/2021 (b)	1,500,000	1,498,554
Series 2018-1, Class A, 2.79%, 3/15/2022 (b)	700,000	700,283
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4, 1.62%, 8/15/2022	1,000,000	995,975
Honda Auto Receivables 2016-3 Owner Trust Series 2016-3, Class A3, 1.16%, 5/18/2020	153,539	153,069
Honda Auto Receivables 2017-4 Owner Trust Series 2017-4, Class A2, 1.80%, 1/21/2020	27,458	27,436
Hyundai Auto Receivables Trust:
Series 2017-B, Class A2A, 1.57%, 8/17/2020	83,081	82,962
Series 2015-C, Class A4, 1.78%, 11/15/2021	703,426	701,926

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nissan Auto Lease Trust:
Series 2017-B, Class A2A, 1.83%, 12/16/2019	$275,087	$274,705
Series 2017-B, Class A4, 2.17%, 12/15/2021	125,000	124,372
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.37%, 5/15/2020	44,880	44,826
Series 2018-A, Class A2A, 2.39%, 12/15/2020	287,297	286,944
Nissan Master Owner Trust Receivables Series 2016-A, Class A2, 1.54%, 6/15/2021	1,885,000	1,879,781
Santander Drive Auto Receivables Trust Series 2014-4, Class D, 3.10%, 11/16/2020	1,903,632	1,903,765
Toyota Auto Receivables Series 2016-C, Class A4, 1.32%, 11/15/2021	1,500,000	1,482,833
World Omni Auto Receivables Trust:
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,215,000	1,202,782
Series 2018-A, Class A2, 2.19%, 5/17/2021	384,279	383,515
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A2A, 2.96%, 6/15/2021	1,424,354	1,425,727
		25,671,518
CREDIT CARD — 9.0%
American Express Credit Account Master Trust:
Series 2017-1, Class A, 1.93%, 9/15/2022	421,000	418,440
Series 2017-4, Class A, 1.64%, 12/15/2021	1,800,000	1,797,563
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	497,582
CARDS II Trust:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.35%, 2.83%, 4/17/2023 (a) (b)	500,000	500,186
Series 2017-2A, Class A, 1 Month USD LIBOR + 0.26%, 2.74%, 10/17/2022 (a) (b)	1,800,000	1,800,146
Series 2017-1A, Class A, 1 Month USD LIBOR + 0.37%, 2.85%, 4/18/2022 (a) (b)	400,000	400,000
Chase Issuance Trust Series 2012-A4, Class A4, 1.58%, 8/15/2021	500,000	498,056
Security Description	Principal Amount	Value
Discover Card Execution Note Trust Series 2016-A4, Class A4, 1.39%, 3/15/2022	$1,000,000	$994,238
Evergreen Credit Card Trust Series 2017-1, Class A, 1 Month USD LIBOR + 0.26%, 2.74%, 10/15/2021 (a) (b)	700,000	700,178
Evergreen Credit Card Trust Series 2018-2 Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.83%, 7/15/2022 (a) (b)	250,000	250,299
Golden Credit Card Trust:
Series 2016-5A, 1.60%, 9/15/2021 (b)	2,000,000	1,989,238
Series 2017-2A, 1.98%, 4/15/2022 (b)	1,350,000	1,339,553
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.80%, 5/15/2023 (a) (b)	600,000	599,760
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.40%, 2.88%, 7/15/2022 (a) (b)	500,000	499,603
Master Credit Card Trust II Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 2.83%, 1/21/2022 (a) (b)	1,000,000	1,000,531
Trillium Credit Card Trust II:
Series 2018-1A, Class A, 2.73%, 2/27/2023 (b)	300,000	299,943
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.98%, 1/26/2024 (a) (b)	550,000	551,544
World Financial Network Credit Card Master Trust Series 2016-C, Class A, 1.72%, 8/15/2023	1,300,000	1,292,549
		15,429,409
OTHER ABS — 2.3%
Verizon Owner Trust:
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	2,000,000	1,986,437
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	2,008,000	2,011,797
		3,998,234
TOTAL ASSET-BACKED SECURITIES (Cost $44,979,678)		45,099,161

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
CANADA — 0.1%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.74%, 9/21/2020 (a) (Cost $250,000)	$250,000	$250,427
U.S. TREASURY OBLIGATIONS — 5.6%
Treasury Notes:
1.00%, 9/30/2019	6,950,000	6,900,182
1.25%, 6/30/2019	1,000,000	996,971
1.38%, 9/30/2019	1,640,000	1,631,340
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,529,238)		9,528,493
MORTGAGE-BACKED SECURITIES — 2.1%
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.73%, 7/15/2035 (a) (b)	1,500,000	1,498,224
BX Commercial Mortgage Trust Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 3.15%, 3/15/2037 (a) (b)	1,437,000	1,423,599
Holmes Master Issuer PLC Series 2018-2A, Class A1, 1 Month USD LIBOR + 0.35%, 2.83%, 7/15/2019 (a) (b)	689,703	689,446
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,612,574)		3,611,269
Shares
CERTIFICATE OF DEPOSIT — 0.5%
Bank of Nova Scotia 2.82% (a)	500,000	499,774
Security Description	Shares	Value
MUFG Bank, Ltd. 3.05% (a)	300,000	$300,383
TOTAL CERTIFICATE OF DEPOSIT (Cost $800,157)		800,157

SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $2,486,983)	2,486,983	2,486,983
TOTAL INVESTMENTS — 100.4% (Cost $172,045,241)		172,214,780
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(720,932)
NET ASSETS — 100.0%		$171,493,848
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.3% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
ABS	= Asset-Backed Security
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$110,438,290	$—	$110,438,290
Asset-Backed Securities	—	45,099,161	—	45,099,161
Foreign Government Obligations	—	250,427	—	250,427
U.S. Treasury Obligations	—	9,528,493	—	9,528,493
Mortgage-Backed Securities	—	3,611,269	—	3,611,269
Certificate of Deposit	—	800,157	—	800,157
Short-Term Investment	2,486,983	—	—	2,486,983
TOTAL INVESTMENTS	$2,486,983	$169,727,797	$—	$172,214,780
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,033,700	$4,033,700	$108,315,824	$109,862,541	$—	$—	2,486,983	$2,486,983	$72,672	$—
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.4%
ARGENTINA — 0.4%
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	$450,000	$382,158
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	2,500,000	2,123,100
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	4,350,000	3,859,798
YPF SA:
Series REGS, 6.95%, 7/21/2027	1,500,000	1,326,960
Series REGS, 8.50%, 7/28/2025	3,600,000	3,517,344
		11,209,360
AUSTRALIA — 0.3%
Commonwealth Bank of Australia 2.75%, 3/10/2022 (a)	2,305,000	2,298,731
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,142,156
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,990,000	2,027,731
Westpac Banking Corp. 3.30%, 2/26/2024	3,205,000	3,238,556
		8,707,174
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	1,761,455
BRAZIL — 0.9%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	4,200,000	4,170,474
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,900,000	4,415,880
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	1,000,000	886,490
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2019	1,400,000	1,207,598
CSN Resources SA Series REGS, 7.63%, 2/13/2023	1,200,000	1,206,228
Security Description	Principal Amount	Value
Itau Unibanco Holding SA Series REGS, 5 Year CMT + 3.86%, 6.50%, 3/19/2023 (b)	$1,500,000	$1,488,825
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	4,300,000	4,449,382
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	1,025,000	1,063,120
MARB BondCo PLC:
7.00%, 3/15/2024 (a)	600,000	596,640
Series REGS, 6.88%, 1/19/2025	2,200,000	2,137,960
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,000,000	1,033,740
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	4,600,000	4,560,256
6.90%, 3/19/2049	700,000	693,987
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	600,000	682,044
		28,592,624
CANADA — 0.5%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	1,450,000	1,434,079
Bank of Nova Scotia 3.40%, 2/11/2024	1,495,000	1,514,540
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	302,778
7.88%, 4/15/2027 (a)	195,000	201,338
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	220,000	170,311
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	3,151,664
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	675,000	681,075
Fortis, Inc. 2.10%, 10/4/2021	1,395,000	1,362,259
Garda World Security Corp. 8.75%, 5/15/2025 (a)	645,000	614,898
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	245,000	210,952
MEG Energy Corp. 7.00%, 3/31/2024 (a)	275,000	255,871
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	2,637,690	2,540,596
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	665,460
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	390,000	423,142

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	$1,065,000	$1,059,664
		14,588,627
CAYMAN ISLANDS — 0.2%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	495,000	503,653
Cosan Overseas, Ltd. 8.25%, 5/5/2019	4,314,000	4,394,887
		4,898,540
CHILE — 0.8%
AES Gener SA:
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,024,520
Series REGS, 5.00%, 7/14/2025	200,000	203,728
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	2,000,000	2,033,740
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	1,400,000	1,439,396
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	1,804,000	1,895,030
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,826,000	1,846,177
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,810,016
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	2,200,000	2,219,624
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	206,872
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	769,080	778,086
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,300,000	2,353,291
Latam Finance, Ltd. 7.00%, 3/1/2026 (a)	2,700,000	2,746,170
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,600,000	3,625,128
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	302,355
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	966,670
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	512,550
Security Description	Principal Amount	Value
Series REGS, 6.88%, 1/15/2024	$1,900,000	$1,947,690
		25,911,043
CHINA — 0.1%
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,485,262
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	1,500,000	1,425,465
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	704,032
		4,614,759
COLOMBIA — 0.2%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	500,000	517,965
Bancolombia SA 5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,692,860
Geopark, Ltd. Series REGS, 6.50%, 9/21/2024	800,000	803,240
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	505,195
Millicom International Cellular SA:
6.25%, 3/25/2029 (a)	1,300,000	1,324,427
6.63%, 10/15/2026 (a)	1,500,000	1,575,870
Series REGS, 6.00%, 3/15/2025	400,000	410,000
		6,829,557
COSTA RICA — 0.0% (c)
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	1,295,000	1,300,128
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,335,762
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,032,713
		6,368,475
FRANCE — 0.0% (c)
Altice France SA 7.38%, 5/1/2026 (a)	725,000	710,196

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HONG KONG — 0.0% (c)
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	$1,100,000	$1,097,393
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,500,000	2,507,100
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	500,000	517,550
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,513,152
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	3,930,880
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	3,924,500
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,094,598
5.75%, 8/1/2023	4,900,000	5,291,339
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,368,885
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,717,890
Vedanta Resources PLC:
Series REGS, 6.13%, 8/9/2024	3,800,000	3,467,500
Series REGS, 7.13%, 5/31/2023	600,000	587,826
		35,921,220
INDONESIA — 0.0% (c)
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	1,081,300	1,085,387
IRELAND — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	1,000,000	997,890
Avolon Holdings Funding, Ltd. 5.25%, 5/15/2024 (a)	1,015,000	1,044,516
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,338,064
Series REGS, 6.88%, 9/15/2027	4,200,000	4,190,172
		7,570,642
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,614,896
5.41%, 12/30/2025 (a)	340,000	347,276
Security Description	Principal Amount	Value
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	$600,000	$633,066
		2,595,238
JAMAICA — 0.0% (c)
Digicel Group Two, Ltd.:
8.25%, 9/30/2022 (a)	1,400,000	472,500
PIK, 9.13%, 4/1/2024 (a)	3,300,000	871,332
		1,343,832
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.36%, 3/2/2023 (b)	1,495,000	1,492,862
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.51%, 1/17/2023 (b)	1,880,000	1,877,669
		3,370,531
LUXEMBOURG — 0.3%
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	300,000	300,018
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	215,000	190,776
8.50%, 10/15/2024 (a)	610,000	593,164
JSL Europe SA Series REGS, 7.75%, 7/26/2024	2,200,000	2,177,120
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	1,100,000	1,053,635
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,400,000	1,294,944
Series REGS, 6.50%, 9/20/2026	2,800,000	2,768,976
		8,378,633
MALAYSIA — 0.4%
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	4,962,240
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	7,012,810
		11,975,050
MEXICO — 1.1%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	3,210,000	3,211,156
Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (b)	1,200,000	1,139,664

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	$1,264,000	$1,261,055
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,700,000	1,742,857
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,500,000	5,062,090
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	191,928
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	5,625,900	5,504,324
Controladora Mabe SA de CV Series REGS, 5.60%, 10/23/2028	1,500,000	1,527,090
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	2,500,000	2,639,150
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,300,000	1,252,381
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (b)	1,400,000	1,432,130
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,380,600
Mexichem SAB de CV Series REGS, 5.88%, 9/17/2044	700,000	693,546
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	1,721,400	1,733,260
Petroleos Mexicanos 6.50%, 6/2/2041	1,300,000	1,176,552
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	700,000	658,532
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	3,389,841
		33,996,156
NETHERLANDS — 0.3%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	1,200,000	1,274,052
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	124,562
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	600,000	581,610
Security Description	Principal Amount	Value
Series REGS, 5.63%, 8/10/2037	$1,700,000	$1,687,794
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	150,922
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	695,000	724,565
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	3,500,000	3,312,855
		7,856,360
PANAMA — 0.2%
Banco General SA Series REGS, 4.13%, 8/7/2027	500,000	492,735
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	5,000,000	5,048,850
		5,541,585
PERU — 0.0% (c)
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	500,000	521,250
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	700,000	711,046
		1,232,296
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,090,186
SINGAPORE — 0.5%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	3,990,497
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (a)	2,200,000	2,377,584
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	3,500,000	3,459,330
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	1,913,976
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,003,792
		15,745,179
SPAIN — 0.1%
AI Candelaria Spain SLU Series REGS, 7.50%, 12/15/2028	1,550,000	1,612,496

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
THAILAND — 0.0% (c)
PTTEP Treasury Center Co., Ltd. Series REGS, 5 Year CMT + 2.72%, 4.60%, 7/17/2022 (b)	$500,000	$496,685
UNITED KINGDOM — 0.3%
AstraZeneca PLC 2.38%, 6/12/2022	1,600,000	1,578,592
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	600,324
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	397,760
Reynolds American, Inc. 4.00%, 6/12/2022	2,770,000	2,830,774
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	2,895,000	2,874,619
		8,282,069
UNITED STATES — 7.8%
AbbVie, Inc. 3.20%, 11/6/2022	1,450,000	1,461,760
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	555,000	575,541
AECOM 5.13%, 3/15/2027	840,000	813,137
Air Lease Corp. 3.25%, 3/1/2025	3,110,000	2,994,215
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	420,000	358,151
AK Steel Corp.:
6.38%, 10/15/2025	250,000	209,775
7.63%, 10/1/2021	215,000	215,703
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 7.50%, 3/15/2026 (a)	280,000	288,369
Albertsons Cos. LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75%, 3/15/2025	425,000	403,890
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	1,020,000	1,049,233
Allergan Funding SCS:
3.80%, 3/15/2025	465,000	470,882
3.85%, 6/15/2024	2,375,000	2,405,756
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	1,080,000	1,109,063
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	715,000	713,177
Altria Group, Inc. 5.95%, 2/14/2049	1,500,000	1,609,560
Security Description	Principal Amount	Value
Amazon.com, Inc.:
2.80%, 8/22/2024	$2,090,000	$2,094,034
3.80%, 12/5/2024	1,255,000	1,323,071
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	425,000	410,291
American Express Co. 2.50%, 8/1/2022	1,530,000	1,513,537
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	795,000	806,814
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	3,013,818
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	935,000	958,478
5.00%, 2/1/2028 (a)	445,000	443,514
Arrow Electronics, Inc. 3.88%, 1/12/2028	717,000	691,382
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,070,000	1,064,273
Ashland LLC 4.75%, 8/15/2022	1,550,000	1,593,849
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	358,000	159,428
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	882,580
AT&T, Inc. 3.40%, 5/15/2025	1,530,000	1,517,607
Avantor, Inc. 9.00%, 10/1/2025 (a)	980,000	1,061,203
B&G Foods, Inc. 5.25%, 4/1/2025	720,000	694,253
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	190,665
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,180,000	3,159,489
Bausch Health Cos., Inc.:
5.75%, 8/15/2027 (a)	295,000	302,363
7.00%, 3/15/2024 (a)	240,000	253,858
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	1,120,000	1,058,142
Becton Dickinson and Co. 2.89%, 6/6/2022	3,070,000	3,051,426
Boston Properties L.P. 3.65%, 2/1/2026	3,045,000	3,063,453
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,194,120
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	1,075,000	1,060,251
Calpine Corp. 5.75%, 1/15/2025	210,000	208,597
Camelot Finance SA 7.88%, 10/15/2024 (a)	695,000	732,551

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc. 3.41%, 6/15/2027	$3,280,000	$3,093,630
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,887,289
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	475,000	468,184
5.75%, 2/15/2026 (a)	1,215,000	1,270,185
CDK Global, Inc. 5.88%, 6/15/2026	200,000	209,866
Celgene Corp. 4.35%, 11/15/2047	3,360,000	3,294,682
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	570,000	472,832
Centene Corp. 4.75%, 1/15/2025	880,000	897,662
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	505,000	526,806
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,526,360
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	935,000	955,766
5.63%, 10/1/2026 (a)	455,000	466,298
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	699,000	642,912
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	2,970,000	2,958,655
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	200,000	211,502
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	730,000	706,187
Colfax Corp.:
6.00%, 2/15/2024 (a)	280,000	291,528
6.38%, 2/15/2026 (a)	570,000	605,562
Comcast Corp. 4.70%, 10/15/2048	1,530,000	1,660,953
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	540,000	552,949
6.00%, 3/1/2026 (a)	145,000	149,750
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	400,928
Continental Resources, Inc. 4.38%, 1/15/2028	1,465,000	1,506,284
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	655,000	631,165
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	680,000	692,281
Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	$810,000	$813,200
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	400,000	403,944
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,653,086
CSC Holdings LLC:
5.25%, 6/1/2024	810,000	822,482
5.38%, 7/15/2023 (a)	875,000	891,485
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	865,000	830,417
CVS Health Corp. 3.70%, 3/9/2023	3,015,000	3,064,084
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	715,000	715,172
Delta Air Lines, Inc. 3.63%, 3/15/2022	1,885,000	1,896,027
Discover Financial Services 4.10%, 2/9/2027	1,565,000	1,562,355
DISH DBS Corp. 5.88%, 11/15/2024	230,000	193,299
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,568,197
DowDuPont, Inc. 5.42%, 11/15/2048	1,395,000	1,573,490
Duke Energy Corp. 2.65%, 9/1/2026	3,085,000	2,941,455
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	557,095
Embarq Corp. 8.00%, 6/1/2036	460,000	447,750
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	400,000	426,132
Energy Transfer Operating L.P. 4.75%, 1/15/2026	1,455,000	1,519,078
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,224,477
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	45,000	40,141
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a)	335,000	272,224
EQT Corp. 3.90%, 10/1/2027	3,240,000	3,026,322
EQT Midstream Partners L.P. Series 5Y, 4.75%, 7/15/2023	1,555,000	1,585,540
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,195,000	1,186,480
Expedia Group, Inc. 3.80%, 2/15/2028	3,275,000	3,156,805

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	$190,000	$193,477
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	119,459
FedEx Corp. 4.75%, 11/15/2045	1,425,000	1,411,434
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	491,387
8.25%, 11/15/2026 (a)	500,000	491,610
First Data Corp. 5.75%, 1/15/2024 (a)	835,000	861,060
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	405,000	388,707
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	510,000	417,598
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	2,950,000	2,680,340
5.45%, 3/15/2043	2,550,000	2,229,082
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	706,022
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	275,000	284,840
8.50%, 4/15/2020	135,000	132,297
8.50%, 4/1/2026 (a)	365,000	339,530
FTS International, Inc. 6.25%, 5/1/2022	340,000	328,658
General Electric Co. Series MTN, 5.88%, 1/14/2038	1,420,000	1,523,717
General Motors Co. 3 Month USD LIBOR + 0.80%, 3.54%, 8/7/2020 (b)	645,000	644,116
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	123,956
3 Month USD LIBOR + 0.99%, 3.79%, 1/5/2023 (b)	2,211,000	2,152,077
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,197,098
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,576,452
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	1,055,000	1,059,695
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.78%, 3.52%, 10/31/2022 (b)	1,115,000	1,110,495
3 Month USD LIBOR + 1.17%, 3.85%, 5/15/2026 (b)	1,980,000	1,939,885
Security Description	Principal Amount	Value
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	$575,000	$610,966
Gray Television, Inc. 5.13%, 10/15/2024 (a)	195,000	196,053
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	800,000	697,376
Gulfport Energy Corp. 6.38%, 5/15/2025	555,000	502,897
Halfmoon Parent, Inc. 3 Month USD LIBOR + 0.89%, 3.68%, 7/15/2023 (a) (b)	3,065,000	3,047,805
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,622,200
HCA Healthcare, Inc. 6.25%, 2/15/2021	400,000	420,340
HCA, Inc.:
5.25%, 4/15/2025	190,000	203,952
5.38%, 9/1/2026	1,575,000	1,657,152
5.88%, 2/1/2029	65,000	69,942
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	1,455,000	1,479,764
Hexion, Inc.:
6.63%, 4/15/2020	325,000	273,351
10.38%, 2/1/2022 (a)	90,000	75,612
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	745,000	747,250
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,570,000	1,569,042
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/2022	805,000	826,043
6.38%, 12/15/2025	765,000	783,490
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	410,000	363,301
Informatica LLC 7.13%, 7/15/2023 (a)	1,185,000	1,210,383
IRB Holding Corp. 6.75%, 2/15/2026 (a)	745,000	700,836
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	820,000	901,869
JBS Investments GmbH Series REGS, 6.25%, 2/5/2023	300,000	304,326
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	905,000	860,012
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	780,022
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,435,000	1,483,144
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	500,379

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	$3,096,000	$3,085,071
Level 3 Financing, Inc. 5.38%, 1/15/2024	975,000	994,334
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	705,000	738,586
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	960,000	989,798
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,105,000	1,136,636
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	620,000	649,915
Masonite International Corp. 5.63%, 3/15/2023 (a)	200,000	204,820
Match Group, Inc. 5.00%, 12/15/2027 (a)	845,000	852,926
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	210,000	182,225
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 1/15/2028	510,000	480,053
5.75%, 2/1/2027 (a)	735,000	758,961
MGM Resorts International 5.75%, 6/15/2025	350,000	363,073
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	2,970,000	3,027,588
Mosaic Co. 4.05%, 11/15/2027	1,540,000	1,537,813
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	265,000	244,762
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	857,592
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	1,435,000	1,477,835
Nabors Industries, Inc. 5.75%, 2/1/2025	370,000	331,879
Navient Corp. 6.50%, 6/15/2022	895,000	934,147
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	625,000	632,875
Netflix, Inc. 5.88%, 2/15/2025	195,000	211,027
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,555,000	1,531,240
NFP Corp. 6.88%, 7/15/2025 (a)	1,110,000	1,062,514
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,193,992
Security Description	Principal Amount	Value
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	$285,000	$282,461
Oasis Petroleum, Inc. 6.88%, 3/15/2022	310,000	312,601
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (d)	430,000	439,714
8.50%, 5/15/2027 (a) (d)	225,000	226,289
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	425,000	394,273
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	715,000	711,189
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	1,118,000	1,125,178
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	630,000	612,688
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	673,117
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	325,000	272,204
7.13%, 3/15/2023 (a)	390,000	291,685
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	1,045,000	1,056,735
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	200,000	198,190
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,050,000	1,062,275
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	995,000	1,045,775
QEP Resources, Inc. 5.25%, 5/1/2023	500,000	472,800
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	460,304
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	160,000	170,475
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	680,000	701,746
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	194,348
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,562,190
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,574,961
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,670,000	1,669,399
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	477,860
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	568,591

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 3/15/2026 (a)	$525,000	$537,495
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,355,913
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	625,000	630,431
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	695,000	710,929
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	430,000	424,354
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,540,409
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	360,000	390,222
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	843,000	875,262
Springleaf Finance Corp. 7.13%, 3/15/2026	684,000	695,826
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,220,610
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,375,772
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	575,000	582,084
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	430,000	438,260
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	405,000	417,474
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	960,000	974,640
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	300,000	301,914
Series WI, 5.50%, 2/15/2026	570,000	564,893
Sysco Corp. 3.25%, 7/15/2027	1,595,000	1,565,987
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	225,000	164,234
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.88%, 4/15/2026 (a)	615,000	651,150
6.50%, 7/15/2027 (a)	200,000	215,902
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	980,000	990,888
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	938,452
Tenet Healthcare Corp.:
6.25%, 2/1/2027 (a)	610,000	634,321
7.00%, 8/1/2025	560,000	566,625
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	528,810
Security Description	Principal Amount	Value
T-Mobile USA, Inc. 4.50%, 2/1/2026	$1,145,000	$1,145,183
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	615,000	639,040
6.38%, 6/15/2026	430,000	425,825
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	207,900	212,108
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	900,000	937,476
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	400,000	410,168
Transocean, Inc. 7.25%, 11/1/2025 (a)	355,000	351,280
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	420,000	391,629
Triumph Group, Inc. 7.75%, 8/15/2025	547,000	522,336
Uber Technologies, Inc. 8.00%, 11/1/2026 (a)	555,000	589,260
Union Pacific Corp. 4.30%, 3/1/2049	1,590,000	1,640,069
United Rentals North America, Inc. 6.50%, 12/15/2026	815,000	857,665
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	120,000	113,778
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	595,000	608,994
6.88%, 9/1/2027 (a)	505,000	514,827
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	1,325,000	1,405,375
Verizon Communications, Inc.:
4.02%, 12/3/2029 (a)	1,541,000	1,591,237
4.27%, 1/15/2036	765,000	773,912
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	758,875
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	1,040,000	1,011,317
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	183,163
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	390,000	405,643
5.63%, 2/15/2027 (a)	1,110,000	1,154,489
Vizient, Inc. 10.38%, 3/1/2024 (a)	780,000	847,205
Wand Merger Corp. 8.13%, 7/15/2023 (a)	600,000	617,922
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	585,000	565,718
Weatherford International, Ltd. 9.88%, 2/15/2024	220,000	158,629
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	596,718

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 8/15/2026 (a)	$730,000	$764,149
Wells Fargo & Co.:
3.07%, 1/24/2023	1,535,000	1,537,824
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,591,689
Welltower, Inc. 4.13%, 3/15/2029	2,960,000	3,014,878
Whiting Petroleum Corp. 6.63%, 1/15/2026	1,075,000	1,056,768
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	502,926
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,499,370
WRKCo, Inc. 3.75%, 3/15/2025	1,460,000	1,466,774
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	1,580,000	1,598,518
		245,715,015
TOTAL CORPORATE BONDS & NOTES (Cost $513,630,869)		515,397,891
ASSET-BACKED SECURITIES — 1.7%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.66%, 1/25/2037 (b)	29,364,931	23,642,573
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (e)	6,502,984	6,495,077
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 4.83%, 12/17/2033 (a) (b)	2,495,640	2,495,560
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	2,645,104	2,641,954
GPMT, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.30%, 3.78%, 2/22/2036 (a) (b)	3,168,000	3,173,940
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,543,533	1,737,935
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	1,520,987	1,521,368
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 4.98%, 1/17/2034 (a) (b)	1,000,000	1,000,220
Security Description	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.65%, 5/25/2036 (b)	$4,111,327	$3,956,006
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.66%, 12/25/2036 (b)	2,380,156	2,276,839
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	1,401,319	1,391,004
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, ABS, 3.97%, 3/25/2049 (a) (e)	2,000,000	2,002,182
TOTAL ASSET-BACKED SECURITIES (Cost $52,182,864)		52,334,658
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
ARGENTINA — 0.3%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	1,350,000	1,035,315
6.63%, 7/6/2028	1,150,000	903,360
6.88%, 1/26/2027	3,500,000	2,831,885
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	4,250,000	3,113,720
		7,884,280
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 6.13%, 12/12/2022 (b)	2,500,000	2,453,825
CANADA — 0.0% (c)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	497,404
CHILE — 0.1%
Chile Government International Bond 3.13%, 1/21/2026	1,500,000	1,522,575
COLOMBIA — 0.0% (c)
Colombia Government International Bond:
4.50%, 3/15/2029	200,000	211,442
5.20%, 5/15/2049	400,000	430,028
		641,470
COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	2,905,000	3,056,815

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (a)	$4,500,000	$4,549,680
Series REGS, 4.15%, 3/29/2027	2,000,000	2,022,080
		6,571,760
ISRAEL — 0.0% (c)
Israel Government International Bond 2.88%, 3/16/2026	1,500,000	1,498,305
LUXEMBOURG — 0.0% (c)
Adecoagro SA Series REGS, 6.00%, 9/21/2027	400,000	375,780
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,174,200
PHILIPPINES — 0.2%
Philippine Government International Bond 4.20%, 1/21/2024	5,000,000	5,281,050
UNITED STATES — 0.0% (c)
Mavis Tire Express Services Corp. 2.14%, 3/20/2025	16,613	16,239
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,752,193)		33,973,703
SENIOR FLOATING RATE LOANS — 4.6% (f)
AEROSPACE & DEFENSE — 0.0% (c)
DAE Aviation Holdings, Inc.:
Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	334,930	335,512
Senior Secured 2019 Term Loan B2, 6.25%, 4/6/2026	180,070	180,382
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 1 Month USD LIBOR + 2.50%, 5.00%, 5/30/2025	229,908	224,316
Senior Secured 2018 Term Loan F, 1 Month USD LIBOR + 2.50%, 5.00%, 6/9/2023	424,552	415,531
		1,155,741
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.2%
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.74%, 3/20/2025	$3,243,095	$3,170,125
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, Zero Coupon, 3/18/2026	2,350,000	2,326,476
Tenneco, Inc. Senior Secured 2018 Term Loan B, 5.25%, 10/1/2025	1,915,379	1,831,582
		7,328,183
BUILDING PRODUCTS — 0.1%
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 6.55%, 4/12/2025	3,097,407	2,977,383
CAPITAL MARKETS — 0.1%
Duff & Phelps Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.75%, 2/13/2025	2,994,750	2,941,728
ESH Hospitality, Inc. Senior Secured 2018 Term Loan B, Zero Coupon, 8/30/2023	240,000	238,800
		3,180,528
CASINO SERVICES — 0.0% (c)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 6.10%, 7/10/2025	761,977	761,890
CHEMICALS — 0.2%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 11/21/2024	1,100,137	1,103,228
Messer Industries, L.L.C. Senior Secured 2018 USD Term Loan, 5.10%, 3/1/2026	1,265,000	1,241,288
Polar US Borrower, LLC Senior Secured 2018 1st Lien Term Loan, 9.20%, 10/15/2025	508,720	509,357
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.74%, 10/1/2025	2,969,220	2,933,975
		5,787,848

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.0% (c)
Wand NewCo 3, Inc. Senior Secured 2019 1st Lien Term Loan, 5.98%, 2/5/2026	$1,010,000	$1,012,399
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Asurion LLC Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 9.00%, 8/4/2025	940,000	955,176
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.25%, 5/2/2022	2,905,561	2,880,152
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/1/2025	2,633,400	2,561,456
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.00%, 8/27/2025	2,343,225	2,331,509
West Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.63%, 10/10/2024	26,580	25,028
		8,753,321
COMMUNICATIONS EQUIPMENT — 0.0% (c)
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.88%, 5/28/2024	14,332	12,773
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 7/2/2025	706,024	694,551
		707,324
CONSTRUCTION & ENGINEERING — 0.0% (c)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 6.96%, 6/21/2024	552,929	531,119
CONSTRUCTION MATERIALS — 0.1%
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 10/25/2023	580,532	536,368
Security Description	Principal Amount	Value
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.00%, 6.50%, 9/27/2024	$2,572,075	$2,574,493
		3,110,861
CONTAINERS & PACKAGING — 0.1%
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 3 Month USD LIBOR + 2.75%, 5.25%, 2/5/2023	2,586,946	2,561,374
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 6.04%, 7/21/2025	399,000	396,383
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.24%, 11/27/2023	1,665,000	1,642,622
ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 4/1/2024	2,107,161	2,083,266
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (c)
Verifone Systems, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.68%, 8/20/2025	934,511	922,245
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.24%, 10/31/2024	1,247,888	1,245,106

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
FINANCIAL SERVICES — 0.1%
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 2.75%, 5.35%, 6/16/2023	$2,794,602	$2,778,016
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 2/3/2024	2,967,690	2,964,322
HEALTH CARE PROVIDERS & SERVICES — 0.5%
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 2/27/2026	810,000	811,012
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 3 Month USD LIBOR + 3.00%, 5.74%, 6/7/2023	1,484,990	1,479,422
Concentra Inc. Senior Secured 2018 1st Lien Term Loan , Zero Coupon, 6/1/2022	1,485,000	1,478,199
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 10/10/2025	3,291,750	3,087,398
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 7/2/2025	3,008,709	3,019,991
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.98%, 11/16/2025	2,064,825	2,046,438
Select Medical Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.99%, 3/6/2025	3,157,539	3,149,646
VVC Holding Corp. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.50%, 7.20%, 2/11/2026	1,370,000	1,354,587
		16,426,693
Security Description	Principal Amount	Value
HEALTH CARE TECHNOLOGY — 0.0% (c)
Change Healthcare Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/1/2024	$1,455,792	$1,438,737
HOTELS, RESTAURANTS & LEISURE — 0.3%
Caesars Resort Collection LLC Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, Zero Coupon, 10/6/2024	350,000	342,738
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.35%, 9/18/2024	2,082,113	1,975,925
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 5.00%, 2/1/2024	1,405,525	1,357,737
Intrawest Resorts Holdings, Inc. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.50%, 7/31/2024	2,885,671	2,875,311
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.38%, 6/10/2022	604,469	598,530
MGM Growth Properties Operating Partnership LP Senior Secured 2016 Term Loan B, Zero Coupon, 3/21/2025	1,300,000	1,284,335
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 3 Month USD LIBOR + 2.75%, 5.33%, 8/14/2024	606,405	591,624
		9,026,200
INSURANCE — 0.2%
Acrisure LLC:
Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.88%, 11/22/2023	3,176,935	3,162,369
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.38%, 11/22/2023	903,175	891,885

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 10/22/2024	$3,162,362	$3,069,072
York Risk Services Holding Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 6.25%, 10/1/2021	108,574	102,195
		7,225,521
INTERACTIVE MEDIA & SERVICES — 0.2%
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 5/31/2025	3,159,546	2,986,166
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 1 Month USD LIBOR + 4.00%, 6.65%, 11/21/2024	2,979,147	2,901,465
		5,887,631
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.50%, 6/15/2025	608,329	598,900
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 2/1/2023	1,363,786	1,341,624
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.24%, 10/10/2025	1,440,251	1,423,155
		3,363,679
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 2.50%, 5.00%, 8/18/2022	604,082	598,971
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 9/27/2024	1,156,345	1,116,908
		1,715,879
MACHINERY — 0.2%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 4.50%, 10/1/2025	900,839	886,201
Security Description	Principal Amount	Value
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 3/29/2025	$2,003,154	$1,994,811
Milacron LLC Senior Secured Amended Term Loan B, 1 Month USD LIBOR + 2.50%, 5.00%, 9/28/2023	1,467,693	1,438,339
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.50%, 3/28/2025	1,659,167	1,547,588
		5,866,939
MACHINERY-CONSTR&MINING — 0.0% (c)
Brookfield WEC Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.25%, 8/1/2025	857,596	857,180
MEDIA — 0.1%
CSC Holdings LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.59%, 4/15/2027	1,490,000	1,485,813
CSC Holdings, LLC Senior Secured 2018 Incremental Term Loan, 4.73%, 1/15/2026	400,000	389,300
Meredith Corporation Senior Secured 2018 Term Loan B, 5.25%, 1/31/2025	388,708	388,331
NEP/NCP Holdco, Inc. Senior Secured 2018 1st Lien Term Loan, 5.75%, 10/20/2025	274,313	272,598
Rentpath, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 12/17/2021	561,223	424,815
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 12/27/2020	83,967	84,059
		3,044,916
METAL-DIVERSIFIED — 0.0% (c)
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 3.75%, 6.16%, 6/1/2025	445,745	382,157

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.25%, 2/27/2023	$1,627,700	$1,630,549
U.S. Silica Company Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.50%, 5/1/2025	1,118,807	1,060,595
		2,691,144
OIL REFINING & MARKETING — 0.0% (c)
Gulf Finance LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.25%, 7.79%, 8/25/2023	1,357,957	1,087,778
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG Finco, Ltd. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.60%, 2/7/2025	3,422,574	3,350,700
PHARMACEUTICALS — 0.1% (c)
Bausch Health Companies Inc. Senior Secured Term Loan B, 5.23%, 11/27/2025	1,097,250	1,086,025
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.48%, 6/2/2025	462,500	460,065
		1,546,090
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.50%, 3/24/2025	393,809	395,164
Forest City Enterprises, L.P. Senior Secured Term Loan B, 6.48%, 12/7/2025	1,167,075	1,173,640
		1,568,804
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.07%, 6/30/2024	724,192	564,870
Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.0% (c)
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 5.74%, 2/5/2025	$598,688	$584,897
SOFTWARE — 0.7%
Almonde, Inc. Senior Secured USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.25%, 9.85%, 6/13/2025	1,060,000	1,024,008
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.50%, 9/19/2024	591,610	586,986
BMC Software Finance, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 6.85%, 10/2/2025	3,868,576	3,796,214
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 6.10%, 6/13/2024	379,237	366,577
Greeneden U.S. Holdings II LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.50%, 5.75%, 12/1/2023	3,007,386	2,974,681
Hyland Software, Inc. Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.50%, 6.00%, 7/1/2024	1,999,975	1,999,765
Kronos, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.74%, 11/1/2023	604,959	600,379
Solera Holdings, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.25%, 3/3/2023	2,009,149	1,996,190
Sophia L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.85%, 9/30/2022	3,121,254	3,106,303
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.75%, 4/16/2025	975,020	968,063
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.75%, 7/2/2025	3,020,518	2,971,963
		20,391,129

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SPECIALTY RETAIL — 0.1%
Staples, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.49%, 9/12/2024	$1,560,250	$1,550,491
TELECOM SERVICES — 0.1%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.78%, 12/15/2024	2,167,550	2,161,903
CommScope, Inc. Senior Secured 2019 Term Loan B, Zero Coupon, 4/6/2026	1,660,000	1,661,378
		3,823,281
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 7.00%, 11/30/2025	2,728,163	2,686,558
TOTAL SENIOR FLOATING RATE LOANS (Cost $147,195,371)		144,981,205
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.1%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	16,090,606	16,116,140
3.00%, 1/1/2045	2,590,613	2,591,051
3.00%, 2/1/2045	1,822,592	1,820,566
3.00%, 3/1/2045	1,938,903	1,936,748
3.00%, 4/1/2045	39,592,934	39,582,416
3.00%, 5/1/2045	6,802,154	6,794,592
3.00%, 8/1/2045	18,589,564	18,568,898
3.50%, 2/1/2045	3,418,668	3,486,483
3.50%, 4/1/2045	28,614,842	29,128,373
3.50%, 6/1/2045	13,447,791	13,689,017
3.50%, 10/1/2045	15,396,153	15,672,329
3.50%, 2/1/2046	15,571,382	15,832,522
4.00%, 4/1/2047	40,152,598	41,526,095
4.00%, 7/1/2047	12,360,120	12,782,922
4.00%, 10/1/2047	25,242,283	26,105,744
4.50%, 6/1/2044	2,475,752	2,608,734
Series 326, Class 300, CMO, 3.00%, 3/15/2044	32,984,757	32,537,347
Series 358, Class 300, CMO, 3.00%, 10/15/2047	33,085,392	33,200,551
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,785,087	4,015,219
Security Description	Principal Amount	Value
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.52%, 5/15/2041 (b)	$10,989,870	$1,415,391
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	11,657,063	11,968,479
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.17%, 5/15/2041 (b)	2,653,219	257,079
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	17,041,237	16,472,385
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,071,664	15,158,809
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	10,867,002	10,783,788
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	28,966,636	30,601,414
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,390,439	3,129,799
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,431,610	11,558,518
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,801,093	1,808,405
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,103,219	3,845,637
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	6,250,562	6,250,841
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	9,533,221	9,471,369
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,061,342	12,705,077
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	6,426,013	6,392,338
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	11,799,274	11,722,991
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	13,551,519	13,162,556
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	11,705,870	11,700,638

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	$8,637,456	$8,653,024
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	12,773,751	12,752,164
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	12,762,313	12,700,822
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	10,583,750	10,580,103
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	8,585,257	8,580,146
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	8,948,130	8,941,624
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	16,714,088	16,443,472
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	13,069,089	13,061,016
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	40,797,137	40,679,584
Series 4750, Class PA, 3.00%, 7/15/2046	23,030,108	22,965,542
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	25,349,238	25,164,786
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,261,275
Federal National Mortgage Association:
2.50%, 9/1/2046	5,065,351	4,899,223
2.50%, 2/1/2047	13,567,608	13,218,476
3.00%, 10/1/2041	31,544,961	31,417,468
3.00%, 3/1/2043	5,355,002	5,362,136
3.00%, 7/1/2043	8,652,708	8,588,216
3.00%, 1/1/2045	1,908,984	1,893,259
3.00%, 3/1/2045	2,703,093	2,699,427
3.00%, 4/1/2045	11,202,971	11,096,312
3.00%, 7/1/2045	32,567,407	32,610,798
3.00%, 2/1/2047	25,913,636	25,808,903
3.50%, 9/1/2034	2,515,410	2,577,150
3.50%, 12/1/2034	2,243,210	2,298,269
3.50%, 2/1/2035	1,424,482	1,459,446
3.50%, 1/1/2045	13,227,728	13,480,188
3.50%, 2/1/2045	4,637,285	4,725,790
3.50%, 6/1/2045	13,059,179	13,283,729
4.50%, 3/1/2044	2,592,249	2,727,213
4.50%, 6/1/2044	1,354,554	1,425,078
4.50%, 7/1/2044	1,341,986	1,411,856
4.50%, 2/1/2045	1,624,872	1,709,470
Security Description	Principal Amount	Value
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	$2,793,919	$2,819,688
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.51%, 6/25/2041 (b)	7,289,464	985,694
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	7,343,638	7,148,750
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,720,236	3,667,903
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.27%, 1/25/2043 (b)	1,248,324	952,695
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,786,866	16,216,622
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	5,177,290	4,988,829
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.27%, 4/25/2043 (b)	1,718,187	1,447,953
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,415,866	6,053,780
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,223,584	8,906,368
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	7,372,030	7,321,062
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	10,748,445	10,797,266
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	14,388,952	14,353,670
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,738,595	4,359,369
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	12,339,544	12,338,220
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	20,410,422	20,251,927
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	28,113,416	28,052,663
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	10,535,238	10,420,687

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	$33,257,321	$33,142,693
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,134,878
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	26,611,560	26,322,590
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	16,289,518	16,260,453
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	41,405,529	41,550,130
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	39,848,300	39,712,268
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	28,783,557	28,942,245
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	67,298,108	66,987,911
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	15,993,049	15,939,521
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	13,054,803	13,077,011
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 3.57%, 11/16/2043 (b)	2,550,346	389,422
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	11,221,105	11,262,146
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 3.69%, 7/20/2042 (b)	7,224,277	763,828
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,341,394,022)		1,319,445,468
U.S. TREASURY OBLIGATIONS — 18.1%
Treasury Bill:
2.53%, 1/2/2020	103,000,000	101,164,550
2.53%, 2/27/2020	91,000,000	89,053,402
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	22,596,813	22,758,836
Treasury Notes:
1.63%, 5/15/2026	10,000,000	9,537,670
2.13%, 2/29/2024	78,300,000	77,843,440
2.25%, 11/15/2025	60,400,000	60,119,099
Security Description	Principal Amount	Value
2.38%, 1/31/2023	$26,000,000	$26,133,639
U.S. Treasury Bill:
2.46%, 9/5/2019	87,000,000	86,102,988
2.57%, 8/15/2019	95,000,000	94,148,983
TOTAL U.S. TREASURY OBLIGATIONS (Cost $564,391,227)		566,862,607
MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	6,665,917	5,666,251
Series 2006-24CB, Class A9, CMO, 6.00%, 8/1/2036	3,988,754	3,344,877
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,673,962	3,005,782
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	6,281,889	6,259,459
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.53%, 12/15/2036 (a) (b)	3,697,000	3,718,645
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	4,462,939	4,365,100
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	3,831,845	3,572,769
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	5,947,989	5,259,084
BANK Series 2017-BNK6, Class XA, IO, 0.87%, 7/15/2060 (b)	55,028,048	2,836,093
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 3.68%, 8/15/2036 (a) (b)	863,000	857,262
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 4.18%, 8/15/2036 (a) (b)	983,000	978,412
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.98%, 8/15/2036 (a) (b)	1,982,000	1,964,740
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.98%, 8/15/2036 (a) (b)	1,974,000	1,954,775

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 10/15/2037 (a) (b)	$246,500	$244,580
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.17%, 1/26/2037 (a) (b)	11,869,909	10,230,799
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.73%, 7/15/2035 (a) (b)	3,284,000	3,280,111
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.57%, 9/15/2037 (a) (b)	232,618	231,666
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.55%, 12/15/2037 (a) (b)	1,068,000	1,069,735
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,260,550	1,089,429
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	4,074,473	3,438,571
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 5.48%, 11/15/2036 (a) (b)	2,407,000	2,419,573
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 6.23%, 11/15/2036 (a) (b)	1,284,000	1,284,024
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 4.65%, 3/25/2037 (b)	3,279,573	3,125,018
Series 2007-AR5, Class 1A2A, CMO, 4.56%, 4/25/2037 (b)	2,106,830	1,946,753
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	7,468,107	6,940,299
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.54%, 6/11/2032 (a) (b)	3,338,000	3,339,585
Cold Storage Trust Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 4/15/2036 (a) (b)	1,965,000	1,966,186
Security Description	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 8/15/2035 (a) (b)	$790,000	$788,270
Credit Suisse Mortgage Trust Series 2017, Class E, 3.20%, 7/10/2034 (a)	3,181,000	3,097,690
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050 (b)	64,902,353	3,149,095
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	2,140,473	2,140,473
CSMC Trust Series 2018-RPL2, Class A1, CMO, 4.03%, 8/25/2062 (a) (e)	1,830,334	1,827,218
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.29%, 5/15/2035 (a) (b)	3,086,062	3,079,339
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class A, 1 Month USD LIBOR + 1.45%, 3.93%, 9/15/2031 (a) (b)	3,200,000	3,192,684
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.14%, 8/10/2050 (b)	40,724,062	2,900,313
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 3.38%, 7/15/2031 (a) (b)	650,000	649,438
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 4.08%, 7/15/2031 (a) (b)	650,000	644,419
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 4.58%, 7/15/2031 (a) (b)	650,000	640,655
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 5.28%, 7/15/2031 (a) (b)	650,000	639,530
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 6.41%, 7/15/2031 (a) (b)	650,000	639,134
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 6/15/2032 (a) (b)	3,273,010	3,265,394
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.32%, 1/15/2049 (b)	161,451	161,786

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25% 3.74%, 7/15/2034 (a) (b)	$865,000	$863,430
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95% 4.44%, 7/15/2034 (a) (b)	812,000	811,513
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95% 5.44%, 7/15/2034 (a) (b)	719,000	722,351
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75% 6.24%, 7/15/2034 (a) (b)	1,012,000	1,006,721
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.80%, 12/15/2049 (b)	56,664,060	2,349,287
NRPL Trust Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (b)	5,078,096	5,078,572
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 3.14%, 6/25/2057 (a) (b)	1,336,102	1,326,349
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	2,170,605	2,207,963
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.50%, 3/25/2034 (a)	3,181,000	3,181,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 3.43%, 6/15/2033 (a) (b)	1,686,000	1,687,290
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 3.73%, 6/15/2033 (a) (b)	1,686,000	1,680,234
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.39%, 9/25/2036 (b)	895,937	854,107
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 3.16%, 7/19/2034 (b)	2,666,371	2,596,497
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.59%, 6/15/2050 (b)	23,171,501	2,220,677
Waldorf Astoria Boca Raton Trust:
Security Description	Principal Amount	Value
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05% 4.53%, 6/15/2029 (a) (b)	$1,536,000	$1,536,060
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50% 4.98%, 6/15/2029 (a) (b)	1,300,000	1,302,084
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	6,560,565	5,819,843
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,976,510	1,982,084
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	3,133,272	1,274,628
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,625,476
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.58%, 8/25/2037 (b)	4,040,591	4,016,134
TOTAL MORTGAGE-BACKED SECURITIES (Cost $158,154,438)		155,347,316
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.4%
BANK Series 2017-BNK4, Class XA, IO, 1.44%, 5/15/2050 (b)	30,335,572	2,482,440
BBCMS Trust Series 2015-STP, Class D, 4.29%, 9/10/2028 (a) (b)	1,750,000	1,749,018
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 4.53%, 7/15/2034 (a) (b)	1,142,400	1,143,773
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 5.63%, 7/15/2034 (a) (b)	1,768,000	1,775,956
Series 2017-IMC, Class D, 1 Month USD LIBOR + 2.25% 4.73%, 10/15/2032 (a) (b)	1,412,000	1,409,616

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-IMC, Class E, 1 Month USD LIBOR + 3.25% 5.73%, 10/15/2032 (a) (b)	$2,277,000	$2,273,366
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 4.53%, 7/15/2034 (a) (b)	1,065,050	1,062,829
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 5.63%, 7/15/2034 (a) (b)	1,805,400	1,812,767
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 3.28%, 5/15/2035 (a) (b)	3,140,000	3,116,382
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 4.25%, 5/15/2035 (a) (b)	275,000	275,024
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.32%, 5/10/2050 (b)	16,867,510	1,290,576
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.05%, 1/10/2048 (b)	24,432,547	1,419,553
Series 2016-C4, Class XA, IO, 1.73%, 5/10/2058 (b)	11,793,943	1,098,169
Series 2017-C8, Class XA, IO, 1.66%, 6/15/2050 (b)	27,980,377	2,639,996
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (b)	423,700	391,099
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (b)	1,500,000	1,441,946
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (b)	1,500,000	1,526,952
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (b)	1,435,000	1,444,789
Series 2016-GC36, Class XA, IO, 1.29%, 2/10/2049 (b)	21,469,852	1,466,379
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,988,349
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,661,013
Cold Storage Trust Series 2017-ICE3, Class C, 1 Month USD LIBOR + 1.35%, 3.83%, 4/15/2036 (a) (b)	2,397,000	2,407,247
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.17%, 10/10/2046 (b)	29,120,724	1,236,775
Series 2015-CR22, Class D, 4.12%, 3/10/2048 (a) (b)	932,000	869,733
Series 2015-CR22, Class XA, IO, 0.95%, 3/10/2048 (b)	10,473,256	390,269
Security Description	Principal Amount	Value
Series 2015-CR26, Class B, 4.48%, 10/10/2048 (b)	$1,600,000	$1,684,079
Series 2015-CR26, Class XA, IO, 0.96%, 10/10/2048 (b)	21,508,655	1,067,781
Series 2015-DC1, Class XA, IO, 1.13%, 2/10/2048 (b)	8,879,529	375,335
Series 2015-LC21, Class C, 4.30%, 7/10/2048 (b)	968,000	977,179
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (b)	2,011,000	2,098,223
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (b)	1,329,000	1,362,141
Series 2016-DC2, Class XA, IO, 1.03%, 2/10/2049 (b)	19,416,128	1,054,686
Series 2017-PANW, Class D, 3.93%, 10/10/2029 (a) (b)	1,388,000	1,406,229
Series 2017-PANW, Class E, 3.81%, 10/10/2029 (a) (b)	2,316,000	2,296,785
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	917,438
Series 2015-C4, Class XA, IO, 0.90%, 11/15/2048 (b)	35,473,574	1,587,622
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.44%, 12/10/2049 (b)	348,801	330,117
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.73%, 9/15/2034 (a) (b)	1,798,000	1,797,676
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.73%, 9/15/2034 (a) (b)	2,787,000	2,795,992
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.70%, 9/15/2034 (a) (b)	1,484,000	1,486,697
GS Mortgage Securities Corp. Series 2017-GS8, Class C, 4.34%, 11/10/2050 (b)	469,000	481,490
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.52%, 2/10/2046 (b)	13,401,282	655,536
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.80%, 9/10/2047 (b)	31,333,530	989,063
Series 2015-GC32, Class XA, IO, 0.81%, 7/10/2048 (b)	25,604,567	969,828
Series 2015-GC34, Class XA, IO, 1.33%, 10/10/2048 (b)	17,014,770	1,117,150
Series 2015-GS1, Class XA, IO, 0.80%, 11/10/2048 (b)	26,523,889	1,178,308
Series 2016-GS3, Class XA, IO, 1.26%, 10/10/2049 (b)	28,241,054	1,950,299

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-GC38, Class XA, IO, 0.97%, 2/10/2052 (b)	$40,759,323	$3,136,603
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 3.43%, 6/15/2034 (a) (b)	2,144,000	2,135,184
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 3.58%, 6/15/2034 (a) (b)	2,144,000	2,133,311
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 3.48%, 6/15/2032 (a) (b)	815,000	808,988
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.73%, 6/15/2032 (a) (b)	616,000	609,785
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 4.38%, 6/15/2032 (a) (b)	1,994,000	1,956,182
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	119,577	119,736
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,805,936
Series 2015-JP1, Class XA, IO, 1.12%, 1/15/2049 (b)	22,712,893	946,685
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (b)	3,160,000	3,125,497
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.94%, 11/15/2047 (b)	6,234,416	225,528
Series 2014-C26, Class C, 4.42%, 1/15/2048 (b)	1,500,000	1,539,650
Series 2015-C28, Class XA, IO, 1.12%, 10/15/2048 (b)	11,188,236	459,821
Series 2015-C30, Class XA, IO, 0.55%, 7/15/2048 (b)	27,514,170	758,833
Series 2015-C32, Class C, 4.67%, 11/15/2048 (b)	1,132,000	1,163,972
Series 2015-C33, Class C, 4.62%, 12/15/2048 (b)	1,739,000	1,790,019
Series 2016-C1, Class C, 4.74%, 3/15/2049 (b)	2,180,000	2,269,678
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.69%, 6/15/2049 (b)	21,721,345	1,640,569
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.11%, 3/10/2050 (a) (b)	48,027,970	2,181,800
Security Description	Principal Amount	Value
Merrill Lynch Mortgage Trust Series 2006-C1, Class AJ, 5.43%, 5/12/2039 (b)	$127,730	$128,858
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.62%, 10/15/2046 (b)	13,592,456	314,238
Series 2013-C7, Class XA, IO, 1.35%, 2/15/2046 (b)	14,180,475	605,194
Series 2015-C20, Class C, 4.46%, 2/15/2048 (b)	500,000	510,458
Series 2015-C25, Class C, 4.53%, 10/15/2048 (b)	1,700,000	1,759,631
Series 2015-C27, Class C, 4.53%, 12/15/2047 (b)	1,219,000	1,231,610
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,498,350
Series 2016-C28, Class XA, IO, 1.26%, 1/15/2049 (b)	23,753,483	1,480,485
Series 2016-C30, Class XA, IO, 1.44%, 9/15/2049 (b)	18,685,163	1,505,797
Series 2016-C31, Class C, 4.32%, 11/15/2049 (b)	3,358,000	3,366,018
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,760,060
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, IO, 0.91%, 12/15/2048 (b)	25,211,028	1,239,865
PFP, Ltd. Series 2017-3, Class C, 1 Month USD LIBOR + 2.50%, 4.98%, 1/14/2035 (a) (b)	507,557	505,547
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.10%, 10/15/2050 (b)	24,913,744	1,765,792
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	5,553,048	5,625,249
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	750,607
Series 2015-C26, Class XA, IO, 1.23%, 2/15/2048 (b)	8,587,255	468,700
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	730,216
Series 2015-C28, Class C, 4.13%, 5/15/2048 (b)	1,500,000	1,486,699
Series 2015-LC20, Class XA, IO, 1.35%, 4/15/2050 (b)	7,551,142	403,747
Series 2015-NXS1, Class XA, IO, 1.15%, 5/15/2048 (b)	9,615,814	431,024
Series 2015-NXS2, Class XA, IO, 0.74%, 7/15/2058 (b)	29,006,254	876,621
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,624,871

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-P2, Class XA, IO, 1.00%, 12/15/2048 (b)	$21,746,552	$1,013,397
Series 2016-C32, Class C, 4.72%, 1/15/2059 (b)	1,581,000	1,595,876
Series 2016-C33, Class XA, IO, 1.77%, 3/15/2059 (b)	15,105,125	1,292,406
Series 2017-C38, Class XA, IO, 1.07%, 7/15/2050 (b)	38,758,184	2,535,456
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (b)	25,303,231	2,157,953
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.06%, 3/15/2047 (b)	9,344,734	371,015
Series 2014-C21, Class XA, IO, 1.07%, 8/15/2047 (b)	18,462,333	757,261
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $155,670,074)		137,554,448
	Shares
SHORT-TERM INVESTMENT — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (g) (h) (Cost $212,721,040)	212,721,040	212,721,040
TOTAL INVESTMENTS — 100.2% (Cost $3,181,092,098)		3,138,618,336
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(6,682,877)
NET ASSETS — 100.0%		$3,131,935,459

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.6% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(f)	The rate shown represents the rate at March 31, 2019.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2019.
ABS	=Asset-Backed Security
CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
LP	=Limited Partnership
MTN	=Medium Term Note
PIK	=Payment in Kind
REMIC	=Real Estate Mortgage Investment Conduit

At March 31, 2019, the Fund had unfunded loan commitments of $412,777, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	412,777	403,490	(9,287)
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$515,397,891	$—	$515,397,891
Asset-Backed Securities	—	52,334,658	—	52,334,658
Foreign Government Obligations	—	33,973,703	—	33,973,703
U.S. Government Agency Obligations	—	1,319,445,468	—	1,319,445,468
U.S. Treasury Obligations	—	566,862,607	—	566,862,607
Mortgage-Backed Securities	—	155,347,316	—	155,347,316
Commercial Mortgage Backed Securities	—	137,554,448	—	137,554,448
Senior Floating Rate Loans	—	144,981,205	—	144,981,205
Short-Term Investment	212,721,040	—	—	212,721,040
TOTAL INVESTMENTS	$212,721,040	$2,925,897,296	$—	$3,138,618,336
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(9,287)	—	(9,287)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(9,287)	$—	$(9,287)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$789,165,635	$576,444,595	$—	$—	212,721,040	$212,721,040	$1,249,054	$—
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 4.8%
BHP Group, Ltd.	634	$17,334
GPT Group REIT	2,646	11,672
Mirvac Group REIT	8,685	16,966
Qantas Airways, Ltd.	2,520	10,132
Scentre Group REIT	5,920	17,284
Sonic Healthcare, Ltd.	253	4,414
Wesfarmers, Ltd.	858	21,118
Woodside Petroleum, Ltd.	400	9,837
		108,757
BELGIUM — 0.5%
Ageas	237	11,443
CANADA — 3.3%
Loblaw Cos., Ltd.	85	4,194
Royal Bank of Canada	141	10,641
Sun Life Financial, Inc.	341	13,104
TELUS Corp.	610	22,584
Toronto-Dominion Bank	465	25,242
		75,765
DENMARK — 1.3%
Novo Nordisk A/S Class B	557	29,188
FRANCE — 1.6%
Peugeot SA	764	18,650
Sanofi	209	18,478
		37,128
GERMANY — 3.2%
Allianz SE	78	17,366
Deutsche Telekom AG	1,117	18,556
Merck KGaA	89	10,158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	25,825
		71,905
HONG KONG — 4.5%
CLP Holdings, Ltd.	2,500	28,981
Hang Seng Bank, Ltd.	500	12,338
HKT Trust & HKT, Ltd.	7,000	11,253
Jardine Matheson Holdings, Ltd.	100	6,236
Link REIT	3,000	35,083
Sun Hung Kai Properties, Ltd.	500	8,580
		102,471
ITALY — 1.4%
Eni SpA	1,470	26,004
Snam SpA	1,138	5,851
		31,855
JAPAN — 11.5%
Astellas Pharma, Inc.	1,800	26,971
ITOCHU Corp.	900	16,283
Japan Airlines Co., Ltd.	700	24,658
Japan Post Holdings Co., Ltd.	2,400	28,101
Security Description	Shares	Value
Mitsubishi Corp.	700	$19,441
Mitsui & Co., Ltd.	1,500	23,289
Mitsui Chemicals, Inc.	500	12,066
Mizuho Financial Group, Inc.	7,800	12,072
Nippon Telegraph & Telephone Corp.	500	21,245
NTT DOCOMO, Inc.	300	6,644
Sumitomo Mitsui Trust Holdings, Inc.	300	10,776
Taisei Corp.	400	18,575
Tokio Marine Holdings, Inc.	200	9,689
Tokyo Gas Co., Ltd.	300	8,114
Toyota Motor Corp.	400	23,443
		261,367
NETHERLANDS — 1.3%
Koninklijke Ahold Delhaize NV	1,099	29,277
NEW ZEALAND — 0.6%
Spark New Zealand, Ltd.	4,835	12,530
NORWAY — 0.4%
DNB ASA	501	9,239
SPAIN — 0.9%
ACS Actividades de Construccion y Servicios SA	325	14,291
Enagas SA	193	5,621
		19,912
SWEDEN — 1.3%
Swedish Match AB	554	28,305
SWITZERLAND — 5.9%
Nestle SA	299	28,492
Novartis AG	306	29,429
Roche Holding AG	103	28,374
Swiss Life Holding AG	15	6,605
Swiss Re AG	286	27,937
Swisscom AG	28	13,692
		134,529
UNITED KINGDOM — 0.7%
Direct Line Insurance Group PLC	3,228	14,848
UNITED STATES — 55.4%
Aflac, Inc.	497	24,850
AGNC Investment Corp. REIT	1,141	20,538
Allstate Corp.	320	30,138
Ameren Corp.	435	31,994
American Electric Power Co., Inc.	187	15,661
American Express Co.	254	27,762
Annaly Capital Management, Inc. REIT	1,995	19,930
Anthem, Inc.	68	19,515
Archer-Daniels-Midland Co.	511	22,039
AutoZone, Inc. (a)	29	29,699
Baxter International, Inc.	411	33,418
Bristol-Myers Squibb Co.	6	286
CenterPoint Energy, Inc.	894	27,446
Cigna Corp.	36	5,790
Cisco Systems, Inc.	224	12,094
Coca-Cola Co.	386	18,088
DTE Energy Co.	267	33,306

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	121	$10,890
Eli Lilly & Co.	266	34,516
Entergy Corp.	283	27,063
Eversource Energy	244	17,312
Exelon Corp.	658	32,986
HCA Healthcare, Inc.	227	29,596
Hershey Co.	135	15,502
Home Depot, Inc.	105	20,148
HP, Inc.	526	10,220
Humana, Inc.	45	11,970
Johnson & Johnson	199	27,818
JPMorgan Chase & Co.	156	15,792
Kellogg Co.	356	20,427
Kimberly-Clark Corp.	91	11,275
Lockheed Martin Corp.	71	21,311
McDonald's Corp.	167	31,713
Medtronic PLC	257	23,408
Merck & Co., Inc.	456	37,926
Motorola Solutions, Inc.	180	25,276
Newmont Mining Corp.	244	8,728
PepsiCo, Inc.	270	33,088
Pfizer, Inc.	656	27,860
Philip Morris International, Inc.	128	11,314
Pinnacle West Capital Corp.	286	27,336
Procter & Gamble Co.	271	28,198
Public Service Enterprise Group, Inc.	438	26,022
Raytheon Co.	125	22,760
Republic Services, Inc.	81	6,511
Simon Property Group, Inc. REIT	143	26,056
Starbucks Corp.	186	13,827
Sysco Corp.	415	27,705
Target Corp.	309	24,800
Security Description	Shares	Value
TJX Cos., Inc.	561	$29,851
UGI Corp.	372	20,616
UnitedHealth Group, Inc.	91	22,501
Verizon Communications, Inc.	491	29,033
Walmart, Inc.	267	26,041
Waste Management, Inc.	437	45,409
		1,255,359
TOTAL COMMON STOCKS (Cost $2,011,862)		2,233,878

SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $15,296)	15,296	15,296
TOTAL INVESTMENTS — 99.3% (Cost $2,027,158)		2,249,174
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		15,822
NET ASSETS — 100.0%		$2,264,996
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,233,878	$—	$—	$2,233,878
Short-Term Investment	15,296	—	—	15,296
TOTAL INVESTMENTS	$2,249,174	$—	$—	$2,249,174
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$841,395	$859,668	$—	$—	15,296	$15,296	$653	$—
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE — 3.5%
Boeing Co.	3,647	$1,391,039
BANKS — 6.4%
Citigroup, Inc.	22,915	1,425,771
JPMorgan Chase & Co.	8,599	870,477
Wells Fargo & Co.	5,499	265,712
		2,561,960
BEVERAGES — 1.4%
Molson Coors Brewing Co. Class B	9,713	579,380
CHEMICALS — 0.5%
LyondellBasell Industries NV Class A	2,206	185,480
CONSUMER FINANCE — 1.1%
Discover Financial Services	6,088	433,222
ELECTRIC UTILITIES — 2.0%
Exelon Corp.	15,644	784,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.7%
EPR Properties REIT	14,023	1,078,369
STORE Capital Corp. REIT	36,637	1,227,339
		2,305,708
FOOD & STAPLES RETAILING — 3.2%
Walgreens Boots Alliance, Inc.	20,011	1,266,096
FOOD PRODUCTS — 3.2%
Tyson Foods, Inc. Class A	18,235	1,266,056
HEALTH CARE PROVIDERS & SERVICES — 5.1%
Cigna Corp.	3,106	499,507
CVS Health Corp.	18,746	1,010,972
HCA Healthcare, Inc.	1,531	199,612
Molina Healthcare, Inc. (a)	2,321	329,489
		2,039,580
HOTELS, RESTAURANTS & LEISURE — 3.4%
Starbucks Corp.	18,615	1,383,839
HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co.	2,427	252,529
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.9%
AES Corp.	49,743	899,353
NRG Energy, Inc.	25,053	1,064,252
		1,963,605
INSURANCE — 5.9%
MetLife, Inc.	27,146	1,155,605
Prudential Financial, Inc.	13,094	1,203,077
		2,358,682
INTERACTIVE MEDIA & SERVICES — 2.2%
Alphabet, Inc. Class C (a)	751	881,156
INTERNET & DIRECT MARKETING RETAIL — 4.4%
Amazon.com, Inc. (a)	995	1,771,846
Security Description	Shares	Value
IT SERVICES — 2.1%
DXC Technology Co.	6,074	$390,619
International Business Machines Corp.	1,605	226,465
VeriSign, Inc. (a)	1,351	245,288
		862,372
MACHINERY — 3.7%
Allison Transmission Holdings, Inc.	22,567	1,013,709
Cummins, Inc.	3,102	489,713
		1,503,422
MEDIA — 2.6%
Comcast Corp. Class A	25,901	1,035,522
OIL, GAS & CONSUMABLE FUELS — 4.1%
Exxon Mobil Corp.	8,797	710,798
Valero Energy Corp.	11,083	940,171
		1,650,969
PHARMACEUTICALS — 10.0%
Bristol-Myers Squibb Co.	3,401	162,261
Eli Lilly & Co.	10,805	1,402,057
Johnson & Johnson	10,557	1,475,763
Merck & Co., Inc.	11,746	976,915
		4,016,996
ROAD & RAIL — 2.8%
Union Pacific Corp.	6,703	1,120,742
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Intel Corp.	31,743	1,704,599
SOFTWARE — 9.9%
Microsoft Corp.	23,544	2,776,780
Tableau Software, Inc. Class A (a)	9,262	1,178,867
		3,955,647
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	6,762	1,284,442
Western Digital Corp.	5,492	263,945
		1,548,387
TOBACCO — 2.3%
Philip Morris International, Inc.	10,422	921,201
TOTAL COMMON STOCKS (Cost $37,749,942)		39,744,269
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $337,157)	337,157	337,157
TOTAL INVESTMENTS — 99.9% (Cost $38,087,099)		40,081,426
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		20,439
NET ASSETS — 100.0%		$40,101,865

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,744,269	$—	$—	$39,744,269
Short-Term Investment	337,157	—	—	337,157
TOTAL INVESTMENTS	$40,081,426	$—	$—	$40,081,426
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,615	$285,615	$1,030,402	$978,860	$—	$—	337,157	$337,157	$4,888	$—
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 4.1%
Boeing Co.	3,518	$1,341,836
AUTO COMPONENTS — 0.4%
Lear Corp.	838	113,725
BANKS — 0.8%
Citigroup, Inc.	4,169	259,395
BIOTECHNOLOGY — 3.2%
Amgen, Inc.	2,432	462,032
Biogen, Inc. (a)	1,227	290,038
Gilead Sciences, Inc.	4,315	280,518
		1,032,588
CAPITAL MARKETS — 2.8%
S&P Global, Inc.	1,236	260,240
TD Ameritrade Holding Corp.	12,962	647,970
		908,210
CHEMICALS — 1.6%
LyondellBasell Industries NV Class A	6,371	535,674
CONSUMER FINANCE — 2.1%
Capital One Financial Corp.	2,166	176,940
Synchrony Financial	16,152	515,249
		692,189
ELECTRICAL EQUIPMENT — 0.5%
Eaton Corp. PLC	2,213	178,279
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Simon Property Group, Inc. REIT	2,133	388,654
FOOD & STAPLES RETAILING — 0.4%
Walgreens Boots Alliance, Inc.	2,242	141,851
FOOD PRODUCTS — 1.0%
Tyson Foods, Inc. Class A	4,581	318,059
HEALTH CARE PROVIDERS & SERVICES — 11.0%
AmerisourceBergen Corp.	6,156	489,525
Cigna Corp.	4,813	774,027
CVS Health Corp.	14,285	770,390
HCA Healthcare, Inc.	3,029	394,921
Molina Healthcare, Inc. (a)	1,449	205,700
UnitedHealth Group, Inc.	3,800	939,588
		3,574,151
HEALTH CARE TECHNOLOGY — 0.3%
Veeva Systems, Inc. Class A (a)	771	97,809
HOTELS, RESTAURANTS & LEISURE — 3.9%
Starbucks Corp.	16,947	1,259,840
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.0%
NRG Energy, Inc.	23,244	987,405
INSURANCE — 2.7%
MetLife, Inc.	6,021	256,314
Security Description	Shares	Value
Prudential Financial, Inc.	6,844	$628,827
		885,141
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class C (a)	709	831,877
INTERNET & DIRECT MARKETING RETAIL — 8.4%
Amazon.com, Inc. (a)	1,525	2,715,644
IT SERVICES — 8.4%
DXC Technology Co.	3,933	252,931
Fidelity National Information Services, Inc.	3,015	340,997
International Business Machines Corp.	7,511	1,059,802
Okta, Inc. (a)	5,850	483,970
VeriSign, Inc. (a)	3,243	588,799
		2,726,499
MACHINERY — 4.8%
Allison Transmission Holdings, Inc.	13,631	612,305
Cummins, Inc.	5,905	932,222
		1,544,527
PHARMACEUTICALS — 5.0%
Eli Lilly & Co.	8,579	1,113,211
Johnson & Johnson	3,723	520,438
		1,633,649
ROAD & RAIL — 0.9%
Union Pacific Corp.	1,749	292,433
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Broadcom, Inc.	3,227	970,391
SOFTWARE — 14.1%
Adobe, Inc. (a)	5,053	1,346,574
Microsoft Corp.	9,118	1,075,377
ServiceNow, Inc. (a)	3,657	901,414
Tableau Software, Inc. Class A (a)	7,494	953,836
Workday, Inc. Class A (a)	1,518	292,746
		4,569,947
SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	7,932	563,648
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.9%
Apple, Inc.	10,075	1,913,746
TOBACCO — 4.2%
Altria Group, Inc.	21,242	1,219,928
Philip Morris International, Inc.	1,659	146,639
		1,366,567
TRADING COMPANIES & DISTRIBUTORS — 0.7%
United Rentals, Inc. (a)	1,879	214,676
TOTAL COMMON STOCKS (Cost $30,236,987)		32,058,410

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $349,138)	349,138	$349,138
TOTAL INVESTMENTS — 99.8% (Cost $30,586,125)		32,407,548
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		55,348
NET ASSETS — 100.0%		$32,462,896

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,058,410	$—	$—	$32,058,410
Short-Term Investment	349,138	—	—	349,138
TOTAL INVESTMENTS	$32,407,548	$—	$—	$32,407,548
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	414,275	$414,275	$1,354,918	$1,420,055	$—	$—	349,138	$349,138	$5,896	$—
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
BANKS — 10.3%
Bank of America Corp.	54,046	$1,491,129
Citigroup, Inc.	20,378	1,267,919
JPMorgan Chase & Co.	6,279	635,624
		3,394,672
BEVERAGES — 1.6%
Molson Coors Brewing Co. Class B	8,782	523,846
BIOTECHNOLOGY — 0.4%
Biogen, Inc. (a)	627	148,210
CAPITAL MARKETS — 1.3%
TD Ameritrade Holding Corp.	8,500	424,915
CHEMICALS — 2.1%
LyondellBasell Industries NV Class A	8,174	687,270
COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	18,453	996,277
Juniper Networks, Inc.	4,450	117,792
		1,114,069
CONSUMER FINANCE — 1.4%
Discover Financial Services	6,539	465,315
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
CenturyLink, Inc.	10,970	131,530
Verizon Communications, Inc.	3,995	236,225
		367,755
ELECTRIC UTILITIES — 3.7%
Exelon Corp.	24,302	1,218,259
ELECTRICAL EQUIPMENT — 4.7%
Eaton Corp. PLC	11,005	886,563
Regal Beloit Corp.	8,171	668,960
		1,555,523
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.2%
EPR Properties REIT	5,450	419,105
Medical Properties Trust, Inc. REIT	35,520	657,475
Simon Property Group, Inc. REIT	1,398	254,730
STORE Capital Corp. REIT	31,095	1,041,682
		2,372,992
FOOD & STAPLES RETAILING — 2.1%
Walgreens Boots Alliance, Inc.	11,059	699,703
FOOD PRODUCTS — 2.5%
Tyson Foods, Inc. Class A	11,908	826,772
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Medtronic PLC	4,065	370,240
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Cigna Corp.	3,877	623,499
CVS Health Corp.	11,075	597,275
Security Description	Shares	Value
Humana, Inc.	1,526	$405,916
		1,626,690
HOTELS, RESTAURANTS & LEISURE — 1.4%
Darden Restaurants, Inc.	1,320	160,340
Royal Caribbean Cruises, Ltd.	2,613	299,502
		459,842
HOUSEHOLD DURABLES — 2.6%
Toll Brothers, Inc.	23,283	842,845
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.6%
AES Corp.	46,444	839,708
NRG Energy, Inc.	15,765	669,697
		1,509,405
INSURANCE — 4.4%
MetLife, Inc.	12,736	542,172
Prudential Financial, Inc.	9,930	912,368
		1,454,540
IT SERVICES — 0.4%
DXC Technology Co.	1,851	119,038
MACHINERY — 2.4%
Cummins, Inc.	5,084	802,611
MEDIA — 2.3%
Comcast Corp. Class A	19,006	759,860
MULTILINE RETAIL — 0.8%
Target Corp.	3,382	271,439
OIL, GAS & CONSUMABLE FUELS — 9.5%
Chevron Corp.	1,750	215,565
Equitrans Midstream Corp.	24,610	536,006
Exxon Mobil Corp.	9,418	760,974
Phillips 66	7,448	708,826
Valero Energy Corp.	10,719	909,293
		3,130,664
PHARMACEUTICALS — 10.7%
Bristol-Myers Squibb Co.	18,107	863,885
Eli Lilly & Co.	7,839	1,017,188
Johnson & Johnson	8,919	1,246,787
Merck & Co., Inc.	5,063	421,090
		3,548,950
ROAD & RAIL — 1.9%
Union Pacific Corp.	3,713	620,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Intel Corp.	25,101	1,347,924
SOFTWARE — 2.4%
Microsoft Corp.	4,535	534,858
Oracle Corp.	4,810	258,345
		793,203

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 3.2%
Philip Morris International, Inc.	12,084	$1,068,105
TOTAL COMMON STOCKS (Cost $31,462,719)		32,525,471
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (b) (c) (Cost $468,189)	468,189	468,189
TOTAL INVESTMENTS — 99.9% (Cost $31,930,908)		32,993,660
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		25,154
NET ASSETS — 100.0%		$33,018,814

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$32,525,471	$—	$—	$32,525,471
Short-Term Investment	468,189	—	—	468,189
TOTAL INVESTMENTS	$32,993,660	$—	$—	$32,993,660
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	272,118	$272,118	$1,325,225	$1,129,154	$—	$—	468,189	$468,189	$7,132	$—
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 81.1%
ARGENTINA — 3.2%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$800,000	$679,392
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	750,000	665,482
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	176,928
Series REGS, 8.50%, 7/28/2025	550,000	537,372
		2,059,174
BRAZIL — 5.1%
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	901,200
Braskem Finance, Ltd. 6.45%, 2/3/2024	600,000	651,234
CSN Islands XII Corp. Series REGS, 7.00%, 6/23/2019	700,000	603,799
MARB BondCo PLC:
Series REGS, 6.88%, 1/19/2025	300,000	291,540
7.00%, 3/15/2024 (b)	200,000	198,880
Petrobras Global Finance B.V. 5.75%, 2/1/2029	400,000	396,544
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	200,000	227,348
		3,270,545
CANADA — 0.5%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	199,876
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	138,826	133,716
		333,592
CHILE — 8.6%
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a)(b)	200,000	204,904
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	200,000	203,374
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	297,405
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	266,921
Celulosa Arauco y Constitucion SA 4.75%, 1/11/2022	100,000	102,814
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	182,600	184,618
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	700,000	666,848
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,100,000	1,109,812
Engie Energia Chile SA 4.50%, 1/29/2025	200,000	207,732
Security Description	Principal Amount	Value
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	$200,000	$206,872
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	716,219
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	1,006,980
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	400,000	403,140
		5,577,639
CHINA — 3.6%
Alibaba Group Holding, Ltd. 2.80%, 6/6/2023	200,000	198,414
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	204,066
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	306,408
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	573,522
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	396,968
Series REGS, 2.75%, 9/29/2026	700,000	665,217
		2,344,595
COLOMBIA — 3.5%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	300,000	310,779
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	215,952
Bancolombia SA 6.13%, 7/26/2020	400,000	413,308
Ecopetrol SA 5.88%, 9/18/2023	100,000	109,232
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,200,000	1,212,468
		2,261,739
HONG KONG — 1.2%
CK Hutchison International 17 II, Ltd. Series REGS, 2.25%, 9/29/2020	400,000	395,796
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	397,732
		793,528
INDIA — 9.5%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	500,000	499,250
Series REGS, 3.95%, 1/19/2022	400,000	401,136
Bharat Petroleum Corp., Ltd.:
Series EMTN, 4.00%, 5/8/2025	500,000	503,033
4.63%, 10/25/2022	600,000	621,060
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	723,296

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	$500,000	$491,360
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	863,892
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	585,697
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	259,660
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	800,000	838,736
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	365,000
		6,152,120
IRELAND — 0.8%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	500,000	514,640
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	211,022
JAMAICA — 0.2%
Digicel Group Two, Ltd. PIK, 9.13%, 4/1/2024 (b)	400,000	105,616
LUXEMBOURG — 2.6%
JSL Europe SA Series REGS, 7.75%, 7/26/2024	300,000	296,880
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	400,000	369,984
Series REGS, 6.50%, 9/20/2026	200,000	197,784
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	817,336
		1,681,984
MALAYSIA — 7.2%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,004,434
Gohl Capital, Ltd.:
4.25%, 1/24/2027	800,000	793,958
4.25%, 1/24/2027	200,000	199,200
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,001,830
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	801,976
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	251,268
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	609,240
		4,661,906
MAURITIUS — 0.8%
UPL Corp., Ltd. 4.50%, 3/8/2028	550,000	537,691
MEXICO — 12.9%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	700,252
Security Description	Principal Amount	Value
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (a)	$200,000	$199,534
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	350,000	358,824
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (a)	1,200,000	1,104,456
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	191,928
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	309,957
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,579,200	1,545,073
Controladora Mabe SA de CV Series REGS, 5.60%, 10/23/2028	400,000	407,224
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	422,264
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	192,674
El Puerto de Liverpool SAB de CV 3.88%, 10/6/2026	400,000	382,396
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	586,998
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	200,000	138,060
Mexichem SAB de CV Series REGS, 5.88%, 9/17/2044	400,000	396,312
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	688,560	693,304
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	695,352
		8,324,608
NETHERLANDS — 5.5%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	800,000	849,368
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	600,000	581,610
Series REGS, 5.63%, 8/10/2037	800,000	794,256
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,325,142
		3,550,376
PANAMA — 3.0%
Aeropuerto Internacional de Tocumen SA 5.63%, 5/18/2036	200,000	210,656
Banco General SA Series REGS, 4.13%, 8/7/2027	600,000	591,282
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	600,000	605,880
Series REGS, 5.13%, 10/30/2019	500,000	504,885
		1,912,703

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PERU — 2.2%
Banco de Credito del Peru Series REGS, 5.38%, 9/16/2020	$300,000	$310,014
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	105,141
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,000,000	987,330
		1,402,485
PHILIPPINES — 1.5%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	450,000	443,033
Series EMTN, 2.95%, 3/6/2023	500,000	491,144
		934,177
SINGAPORE — 8.4%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,265,279
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	400,000	432,288
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	392,739
PSA International Pte, Ltd. Series GMTN, 3.88%, 2/11/2021	650,000	663,464
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,383,732
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,052,687
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	200,190
		5,390,379
SPAIN — 0.4%
AI Candelaria Spain SLU Series REGS, 7.50%, 12/15/2028	250,000	260,080
UNITED STATES — 0.1%
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	90,859
TOTAL CORPORATE BONDS & NOTES (Cost $51,926,830)		52,371,458
FOREIGN GOVERNMENT OBLIGATIONS — 14.4%
ARGENTINA — 2.2%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	200,000	153,380
6.63%, 7/6/2028	350,000	274,936
6.88%, 1/26/2027	650,000	525,921
Security Description	Principal Amount	Value
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	$600,000	$439,584
		1,393,821
CHILE — 1.2%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	203,238
3.13%, 1/21/2026	600,000	609,030
		812,268
COLOMBIA — 0.3%
Colombia Government International Bond 5.20%, 5/15/2049	200,000	215,014
INDIA — 0.8%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	507,994
INDONESIA — 2.2%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	500,000	518,145
Perusahaan Penerbit SBSN Indonesia III Series 144A, 4.15%, 3/29/2027 (b)	900,000	909,936
		1,428,081
ISRAEL — 2.2%
Israel Government International Bond:
2.88%, 3/16/2026	400,000	399,548
3.15%, 6/30/2023	400,000	406,816
4.00%, 6/30/2022	600,000	625,938
		1,432,302
MEXICO — 1.6%
Mexico Government International Bond:
3.75%, 1/11/2028	200,000	197,512
4.00%, 10/2/2023	300,000	308,916
4.15%, 3/28/2027	500,000	508,865
		1,015,293
PANAMA — 1.3%
Panama Government International Bond 4.00%, 9/22/2024	800,000	834,840
PERU — 0.3%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	200,426
PHILIPPINES — 2.3%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	306,363

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 1/21/2024	$1,100,000	$1,161,831
		1,468,194
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $9,627,088)		9,308,233
	Shares
SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (c) (d) (Cost $2,325,190)	2,325,190	2,325,190
TOTAL INVESTMENTS — 99.1% (Cost $63,879,108)		64,004,881
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		548,899
NET ASSETS — 100.0%		$64,553,780

(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2019.
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
PIK	= Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$52,371,458	$—	$52,371,458
Foreign Government Obligations	—	9,308,233	—	9,308,233
Short-Term Investment	2,325,190	—	—	2,325,190
TOTAL INVESTMENTS	$2,325,190	$61,679,691	$—	$64,004,881
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,529,453	$3,529,453	$24,615,166	$25,819,429	$—	$—	2,325,190	$2,325,190	$43,282	$—
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 29.2%
ADVERTISING — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$375,000	$381,638
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	45,417
Northrop Grumman Corp. 2.08%, 10/15/2020	367,000	363,675
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	50,000	51,954
6.38%, 6/15/2026	25,000	24,757
		485,803
AGRICULTURE — 0.7%
Altria Group, Inc. 3.49%, 2/14/2022	215,000	218,324
BAT Capital Corp. 2.30%, 8/14/2020	520,000	514,722
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	65,141
		798,187
AIRLINES — 0.5%
Delta Air Lines, Inc. 3.40%, 4/19/2021	355,000	356,764
Latam Finance, Ltd. 6.88%, 4/11/2024	200,000	205,164
		561,928
AUTO MANUFACTURERS — 1.1%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	85,000	84,783
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	553,039
General Motors Financial Co., Inc.:
2.65%, 4/13/2020	30,000	29,844
3.20%, 7/6/2021	510,000	508,445
		1,176,111
AUTO PARTS & EQUIPMENT — 0.0% (b)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (a) (c)	55,000	56,243
BANKS — 5.9%
Banco de Credito del Peru:
Series REGS, 4.25%, 4/1/2023	100,000	102,712
Series REGS, 5.38%, 9/16/2020	90,000	93,004
Banco do Brasil SA 4.75%, 3/20/2024 (a)	200,000	201,150
Security Description	Principal Amount	Value
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.13%, 6/6/2024	$150,000	$148,364
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (d)	200,000	199,534
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (d)	200,000	205,042
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 3.39%, 3/5/2024 (d)	330,000	328,792
Bank of Montreal Series MTN, 2.90%, 3/26/2022	340,000	340,469
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (d)	200,000	191,928
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	196,904
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 3.65%, 6/1/2024 (d)	485,000	484,903
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (d)	200,000	194,658
Global Bank Corp. Series REGS, 5.13%, 10/30/2019	200,000	201,954
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	200,000	202,078
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	210,174
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	330,000	332,221
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (d)	200,000	200,486
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022 (c)	235,000	236,760
Morgan Stanley 3 Month USD LIBOR + 0.93%, 3.69%, 7/22/2022 (d)	480,000	482,510
Oversea-Chinese Banking Corp., Ltd. 4.25%, 6/19/2024	200,000	205,870
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	495,000	486,130
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	330,000	333,960
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (d)	200,000	196,070

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Westpac Banking Corp. 2.65%, 1/25/2021	$455,000	$455,469
		6,231,142
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	60,000	60,540
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	50,000	49,314
CHEMICALS — 0.9%
Braskem Netherlands Finance B.V. Series REGS, 3.50%, 1/10/2023	200,000	195,846
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	142,543
Sherwin-Williams Co. 2.25%, 5/15/2020	222,000	220,690
Sociedad Quimica y Minera de Chile SA 3.63%, 4/3/2023	200,000	199,818
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	197,548
		956,445
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	70,000	70,449
COMMERCIAL SERVICES — 0.3%
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	65,856
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	47,667
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	50,000	50,960
United Rentals North America, Inc. 6.50%, 12/15/2026	55,000	57,879
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	49,926
		272,288
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Air Lease Corp. 2.50%, 3/1/2021	495,000	490,174
American Express Co. 3.70%, 11/5/2021	305,000	311,786
Banco BTG Pactual SA 5.75%, 9/28/2022	200,000	200,468
Capital One Financial Corp. 2.40%, 10/30/2020	502,000	498,903
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/2025	50,000	51,209
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	70,000	73,335
Security Description	Principal Amount	Value
NFP Corp. 6.88%, 7/15/2025 (a)	$75,000	$71,791
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	50,000	50,556
Unifin Financiera SAB de CV 7.25%, 9/27/2023	200,000	201,858
Wand Merger Corp. 8.13%, 7/15/2023 (a)	50,000	51,493
		2,001,573
ELECTRIC — 1.7%
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (d)	200,000	204,904
Consolidated Edison, Inc.:
2.00%, 5/15/2021	445,000	438,111
Series A, 2.00%, 3/15/2020	50,000	49,626
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	222,982
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	390,000	390,398
Pampa Energia SA Series REGS, 7.38%, 7/21/2023	100,000	93,641
PSEG Power LLC 3.85%, 6/1/2023	330,000	337,752
Vistra Operations Co. LLC 5.63%, 2/15/2027 (a)	100,000	104,008
		1,841,422
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	100,000	96,802
ENTERTAINMENT — 0.1%
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	80,000	78,426
ENVIRONMENTAL CONTROL — 0.0% (b)
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	50,000	49,750
FOOD — 0.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertson's LLC 7.50%, 3/15/2026 (a)	65,000	66,943
B&G Foods, Inc. 5.25%, 4/1/2025	50,000	48,212
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 2/15/2028 (a)	70,000	72,603
Marfrig Holdings Europe B.V. Series REGS, 8.00%, 6/8/2023	200,000	206,748
Mondelez International, Inc. 3.00%, 5/7/2020	360,000	360,835

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	$70,000	$70,786
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	60,000	60,702
		886,829
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	100,000	99,666
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	74,367
HEALTH CARE PRODUCTS — 0.6%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	70,386
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	525,000	533,815
		604,201
HEALTH CARE SERVICES — 0.6%
Anthem, Inc. 2.50%, 11/21/2020	360,000	358,153
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	100,000	104,318
HCA, Inc. 5.38%, 9/1/2026	75,000	78,912
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	49,860
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	75,000	78,509
		669,752
HOLDING COMPANIES-DIVERS — 0.2%
CK Hutchison Capital Securities 17, Ltd. 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (d)	200,000	195,718
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	75,116
INSURANCE — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	50,000	51,346
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.80%, 12/29/2021 (d)	305,000	305,457
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	75,000	75,666
Series MTN, 4.50%, 11/15/2020	325,000	333,801
Series MTN, 4.50%, 11/16/2021	75,000	78,314
		844,584
Security Description	Principal Amount	Value
INTERNET — 0.4%
eBay, Inc. 2.75%, 1/30/2023	$335,000	$330,849
Match Group, Inc. 5.00%, 12/15/2027 (a)	65,000	65,610
		396,459
INVESTMENT COMPANY SECURITY — 0.2%
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	247,095
LEISURE TIME — 0.1%
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	65,000	63,207
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	65,000	64,960
MEDIA — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (a)	95,000	99,315
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	50,000	41,477
Comcast Corp. 3.45%, 10/1/2021	350,000	356,912
CSC Holdings LLC 5.25%, 6/1/2024	100,000	101,541
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	50,000	53,128
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	70,000	71,604
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	200,000	205,020
		928,997
MINING — 0.4%
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	200,000	197,114
Vedanta Resources PLC Series REGS, 7.13%, 5/31/2023	200,000	195,942
		393,056
MISCELLANEOUS MANUFACTURER — 0.3%
General Electric Co. 2.70%, 10/9/2022	280,000	274,991
OIL & GAS — 1.3%
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	204,272
Ecopetrol SA 5.88%, 9/18/2023	200,000	218,464
Gulfport Energy Corp. 6.38%, 5/15/2025	50,000	45,306
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	45,000	45,136

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	$200,000	$209,460
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	25,000	22,152
Oasis Petroleum, Inc. 6.88%, 3/15/2022	20,000	20,168
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	200,873
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	70,000	69,627
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	36,382
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027 (a)	70,000	70,447
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	78,123
Transocean, Inc. 7.25%, 11/1/2025 (a)	25,000	24,738
YPF SA Series REGS, 8.50%, 3/23/2021	150,000	151,072
		1,396,220
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	290,000	296,203
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	70,000	71,362
		367,565
PACKAGING & CONTAINERS — 0.5%
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	75,000	75,296
Packaging Corp. of America 2.45%, 12/15/2020	500,000	496,410
		571,706
PHARMACEUTICALS — 1.8%
AstraZeneca PLC 2.38%, 11/16/2020	495,000	492,005
Bausch Health Cos., Inc. 5.75%, 8/15/2027 (a)	50,000	51,248
Cardinal Health, Inc.:
1.95%, 6/14/2019	175,000	174,603
2.62%, 6/15/2022	370,000	365,183
Cigna Corp. 3.40%, 9/17/2021 (a)	355,000	358,699
CVS Health Corp. 2.80%, 7/20/2020	385,000	384,542
Valeant Pharmaceuticals International, Inc. 8.50%, 1/31/2027 (a)	50,000	53,033
		1,879,313
Security Description	Principal Amount	Value
PIPELINES — 0.4%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	$90,000	$91,337
Cheniere Energy Partners L.P. 5.63%, 10/1/2026 (a)	90,000	92,235
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	201,600
		385,172
REAL ESTATE INVESTMENT TRUSTS — 0.2%
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	75,000	74,465
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	70,000	72,282
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	70,000	72,090
		218,837
RETAIL — 0.6%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	50,000	49,451
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	75,000	70,858
El Puerto de Liverpool SAB de CV 3.95%, 10/2/2024	200,000	195,522
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	60,267
PetSmart, Inc. 5.88%, 6/1/2025 (a)	50,000	41,877
SACI Falabella Series REGS, 3.75%, 4/30/2023	200,000	201,396
		619,371
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.95%, 1/12/2021	390,000	390,897
Microchip Technology, Inc. 3.92%, 6/1/2021 (a)	385,000	388,319
		779,216
SOFTWARE — 0.2%
Camelot Finance SA 7.88%, 10/15/2024 (a)	50,000	52,701
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	49,196
Informatica LLC 7.13%, 7/15/2023 (a)	80,000	81,714

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	$85,000	$86,047
		269,658
TELECOMMUNICATIONS — 2.0%
AT&T, Inc. 2.80%, 2/17/2021	360,000	359,399
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	200,000	206,656
C&W Senior Financing DAC 7.50%, 10/15/2026	200,000	205,856
CommScope Finance LLC 5.50%, 3/1/2024 (a)	75,000	76,798
Comunicaciones Celulares SA Via Comcel Trust 6.88%, 2/6/2024	200,000	207,696
Empresa Nacional de Telecomunicaciones SA 4.88%, 10/30/2024	200,000	204,274
Frontier Communications Corp. 8.00%, 4/1/2027 (a)	50,000	51,789
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	50,000	43,586
Level 3 Financing, Inc. 5.38%, 1/15/2024	70,000	71,388
Millicom International Cellular SA Series REGS, 6.00%, 3/15/2025	200,000	205,000
Sprint Capital Corp. 6.88%, 11/15/2028	50,000	48,056
Sprint Corp. 7.13%, 6/15/2024	50,000	50,766
T-Mobile USA, Inc. 4.50%, 2/1/2026	75,000	75,012
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.78%, 5/15/2025 (d)	330,000	330,528
		2,136,804
TEXTILES — 0.5%
Cintas Corp. No. 2 2.90%, 4/1/2022	500,000	501,770
TRANSPORTATION — 0.6%
FedEx Corp. 3.40%, 1/14/2022	235,000	237,933
Union Pacific Corp. 3.20%, 6/8/2021	365,000	369,201
		607,134
TRUCKING & LEASING — 0.1%
Avolon Holdings Funding, Ltd. 5.25%, 5/15/2024 (a)	100,000	102,908
TOTAL CORPORATE BONDS & NOTES (Cost $30,621,829)		30,822,733
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.5%
AUTOMOBILE — 0.4%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	$400,000	$397,781
OTHER ABS — 2.1%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (d)	496,926	500,689
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.63%, 6/15/2028 (a) (d)	71,000	70,867
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	294,538	294,642
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.61%, 5/15/2028 (a) (d)	100,000	99,913
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.63%, 6/15/2028 (a) (d) (e)	100,000	100,000
Marlette Funding Trust Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	307,673	307,736
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	248,045
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	106,475	106,365
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	156,869	157,423
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (f)	400,000	400,436
		2,286,116
TOTAL ASSET-BACKED SECURITIES (Cost $2,682,851)		2,683,897
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	200,000	208,172

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.2%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	$200,000	$207,258
PHILIPPINES — 0.2%
Philippine Government International Bond 4.00%, 1/15/2021	200,000	204,242
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $623,148)		619,672
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.0%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	788,744	807,959
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 2.99%, 1/15/2041 (d)	2,598,129	2,606,469
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,796,299	1,757,032
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	631,966	616,490
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.83%, 11/15/2042 (d)	455,906	452,223
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	310,308	301,402
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	653,454	653,051
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	906,110	904,334
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.22%, 2/15/2048 (d)	923,396	917,422
Series K722, Class X1, IO, 1.31%, 3/25/2023 (d)	480,668	19,496
Federal National Mortgage Association:
3.00%, 11/1/2036	533,033	535,912
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 3.04%, 6/25/2042 (d)	1,884,622	1,892,845
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 2.79%, 10/25/2048 (d)	927,355	919,791
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.74%, 6/25/2037 (d)	685,981	684,395
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	2,064,082	2,025,024
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	511,323	510,669
Security Description	Principal Amount	Value
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 2.54%, 3/25/2046 (d)	$652,256	$649,083
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	842,395	841,138
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	778,036	777,088
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.79%, 12/25/2047 (d)	901,017	891,787
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.79%, 5/25/2048 (d)	908,958	903,655
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.79%, 6/25/2048 (d)	870,989	867,102
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.74%, 11/25/2033 (d)	848,890	844,263
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.20%, 6/25/2048 (d)	870,320	863,221
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.74%, 9/20/2035 (d)	742,827	738,099
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.79%, 11/20/2043 (d)	615,588	611,775
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.74%, 5/20/2044 (d)	741,674	739,926
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,546,996)		24,331,651
U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bill:
2.50%, 7/11/2019	4,300,000	4,271,496
2.54%, 11/7/2019	3,410,000	3,361,659
2.57%, 8/15/2019	3,150,000	3,121,782
U.S. Treasury Inflation Protected Indexed Notes 0.13%, 4/15/2019	5,628,599	5,633,405
U.S. Treasury Notes:
1.63%, 8/31/2022	2,710,000	2,655,676
1.63%, 4/30/2023	2,710,000	2,645,046
2.25%, 3/31/2020	2,140,000	2,136,816
2.75%, 2/15/2028	2,500,000	2,571,495
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,189,490)		26,397,375

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 11.4%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	$387,845	$318,944
AREIT Trust Series 2018-CRE1, Class B, 1 Month USD LIBOR + 1.65%, 4.13%, 2/14/2035 (a) (d)	81,000	80,991
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.53%, 12/15/2036 (a) (d)	36,000	36,211
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 3.43%, 6/15/2035 (a) (d)	100,000	99,657
Banc of America Commercial Mortgage Trust Series 2006-1, Class E, VRN, 6.01%, 9/10/2045 (a) (d)	77,204	80,075
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 3.49%, 3/15/2036 (a) (d)	86,000	86,063
BANK Series 2017-BNK6, Class XA, IO, 0.87%, 7/15/2060 (d)	1,129,820	58,230
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 3.68%, 8/15/2036 (a) (d)	17,000	16,887
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 4.18%, 8/15/2036 (a) (d)	19,000	18,911
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.98%, 8/15/2036 (a) (d)	38,000	37,669
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.98%, 8/15/2036 (a) (d)	38,000	37,630
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 3.21%, 3/15/2037 (a) (d)	101,000	100,049
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 10/15/2037 (a) (d)	15,000	14,883
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month USD LIBOR + 3.75%, 6.23%, 8/15/2027 (a) (d)	26,000	26,057
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.53%, 1/15/2051 (d)	2,265,654	81,334
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 3.73%, 7/15/2035 (a) (d)	75,000	74,911
Security Description	Principal Amount	Value
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 3.30%, 6/15/2035 (a) (d)	$115,000	$113,924
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 4.43%, 3/15/2037 (a) (d)	257,000	257,805
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.57%, 9/15/2037 (a) (d)	14,155	14,097
BX Trust 2017-IMC Series 2017-IMC, Class A, 1 Month USD LIBOR + 1.05%, 3.53%, 10/15/2032 (a) (d)	100,000	99,681
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 3.28%, 5/15/2030 (a) (d)	115,000	114,179
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 5.13%, 4/15/2035 (a) (d)	47,000	46,588
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 4.43%, 6/15/2035 (a) (d)	150,000	149,953
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.55%, 12/15/2037 (a) (d)	79,000	79,128
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	56,041
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	56,921
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	34,125
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 3.27%, 7/15/2032 (a) (d)	100,000	99,929
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.78%, 2/15/2037 (a) (d)	100,000	99,691
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 3.38%, 2/15/2037 (a) (d)	100,000	99,123
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 5.48%, 11/15/2036 (a) (d)	59,000	59,308
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 6.23%, 11/15/2036 (a) (d)	131,000	131,002

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 4.28%, 12/15/2036 (a) (d)	$95,000	$95,184
Series 2016-GC37, Class XA, IO, 1.78%, 4/10/2049 (d)	503,558	48,740
CLNS Trust:
Series 2017-IKPR, Class C, 1 Month USD LIBOR + 1.10%, 3.59%, 6/11/2032 (a) (d)	81,000	80,741
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.54%, 6/11/2032 (a) (d)	18,000	18,009
Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 5.99%, 6/11/2032 (a) (d)	18,000	18,140
Cloverleaf Cold Storage Trust 2019-CHL2 Series 2019-CHL2, Class A, 1 Month USD LIBOR + 1.08%, 3.56%, 3/15/2036 (a) (d)	100,000	100,032
Cold Storage Trust Series 2017-ICE3, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 4/15/2036 (a) (d)	100,000	100,060
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (d)	158,817	158,158
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 3.88%, 10/15/2031 (a) (d)	200,000	196,689
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 9/15/2033 (a) (d)	70,000	70,110
Series 2015-CR25, Class XA, IO, 0.91%, 8/10/2048 (d)	1,331,828	61,467
Credit Suisse Mortgage Capital Certificates Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 4.38%, 7/15/2032 (a) (d)	29,000	28,996
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.25%, 6/15/2050 (d)	342,109	20,580
Series 2017-CX10, Class XA, IO, 0.73%, 11/15/2050 (d)	995,435	48,299
Series 2017-CX9, Class XA, IO, 0.89%, 9/15/2050 (d)	1,846,301	71,629
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.29%, 5/15/2035 (a) (d)	139,221	138,918
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 2.41%, 7/15/2047 (d)	1,182,052	1,174,722
Security Description	Principal Amount	Value
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.78%, 4/15/2048 (d)	$709,319	$701,519
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.94%, 6/25/2042 (d)	1,153,851	1,148,157
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.89%, 12/25/2057 (d)	1,016,744	1,011,145
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.36%, 8/25/2048 (d)	897,715	890,350
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 3.39%, 11/21/2035 (a) (d)	76,256	76,107
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.76%, 6/15/2035 (a) (d)	52,376	51,922
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class E, 1 Month USD LIBOR + 2.75%, 5.23%, 11/15/2035 (a) (d)	53,000	53,197
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 3.98%, 7/15/2032 (a) (d)	50,000	49,993
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 4.28%, 7/15/2032 (a) (d)	107,000	107,004
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 3.38%, 7/15/2031 (a) (d)	100,000	99,914
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 4.08%, 7/15/2031 (a) (d)	100,000	99,141
Series 2017-GS7, Class XA, IO, 1.14%, 8/10/2050 (d)	392,238	27,935
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.48%, 6/15/2032 (a) (d)	99,574	99,343
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AMS, 5.34%, 5/15/2047	67,000	67,183
Series 2007-LDPX, Class AM, 5.32%, 1/15/2049 (d)	5,441	5,452
Series 2017-MAUI, Class C, 1 Month USD LIBOR + 1.25%, 3.74%, 7/15/2034 (a) (d)	27,000	26,951
Series 2017-MAUI, Class D, 1 Month USD LIBOR + 1.95%, 4.44%, 7/15/2034 (a) (d)	25,000	24,985

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-MAUI, Class E, 1 Month USD LIBOR + 2.95%, 5.44%, 7/15/2034 (a) (d)	$22,000	$22,103
Series 2017-MAUI, Class F, 1 Month USD LIBOR + 3.75%, 6.24%, 7/15/2034 (a) (d)	31,000	30,838
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 5.08%, 7/5/2033 (a) (d)	100,000	99,829
Series 2016-JP4, Class XA, IO, 0.75%, 12/15/2049 (d)	1,670,298	60,585
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 Series 2014-FL6, Class B, 1 Month USD LIBOR + 2.28%, 4.76%, 11/15/2031 (a) (d)	100,103	100,342
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 3.47%, 2/22/2032 (a) (d)	79,606	78,929
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 0.98%, 4/15/2047 (d)	836,815	33,286
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,223,535	37,188
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 3.38%, 7/15/2035 (a) (d)	74,000	73,238
Series 2016-UB12, Class XA, IO, 0.80%, 12/15/2049 (d)	1,601,333	66,391
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 3.38%, 10/15/2037 (a) (d)	79,000	78,946
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 3.44%, 6/15/2035 (a) (d)	100,000	99,012
RAIT Trust Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 3.78%, 6/15/2037 (a) (d)	6,000	5,964
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	97,996	99,682
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.50%, 3/25/2034 (a) (d)	100,000	100,000
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 3.43%, 6/15/2033 (a) (d)	15,000	15,011
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 3.73%, 6/15/2033 (a) (d)	15,000	14,949
Security Description	Principal Amount	Value
TPG Real Estate Finance, Ltd.:
Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.75%, 3.23%, 2/15/2035 (a) (d)	$30,321	$30,321
Series 2018-FL1, Class AS, 1 Month USD LIBOR + 0.95%, 3.43%, 2/15/2035 (a) (d)	117,000	116,698
Series 2018-FL1, Class B, 1 Month USD LIBOR + 1.30%, 3.78%, 2/15/2035 (a) (d)	49,000	48,823
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.59%, 6/15/2050 (d)	811,174	77,740
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (d)	916,194	931,012
Series 2016-1, Class AFX, ABS, 3.53%, 4/25/2046 (a) (d)	90,619	90,483
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class F, 5.19%, 5/15/2043 (d)	12,805	12,803
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 4.53%, 6/15/2029 (a) (d)	37,000	37,001
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 4.98%, 6/15/2029 (a) (d)	31,000	31,050
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.74%, 12/15/2046 (d)	1,146,796	31,729
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,335,410)		12,074,722
SENIOR FLOATING RATE LOANS — 0.0% (b) (g)
MEDIA — 0.0% (b)
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 12/27/2020 (d) (Cost $4,248)	4,246	4,251
	Shares
SHORT-TERM INVESTMENT — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.43% (h) (i) (Cost $9,362,544)	9,362,544	9,362,544
TOTAL INVESTMENTS — 100.6% (Cost $106,366,516)		106,296,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(656,774)
NET ASSETS — 100.0%		$105,640,071

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
March 31, 2019 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.0% of net assets as of March 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2019, total aggregate fair value of securities is $100,000 representing 0.1% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2019. Maturity date shown is the final maturity.
(g)	The rate shown represents the rate at March 31, 2019.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2019.
ABS	= Asset-Backed Security
CMO	= Collateralized Mortgage Obligation
CMT	= Constant Maturity Treasury
GMTN	= Global Medium Term Note
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REMIC	= Real Estate Mortgage Investment Conduit
VRN	= Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$30,822,733	$—	$30,822,733
Asset-Backed Securities	—	2,683,897	—	2,683,897
Foreign Government Obligations	—	619,672	—	619,672
U.S. Government Agency Obligations	—	24,331,651	—	24,331,651
U.S. Treasury Obligations	—	26,397,375	—	26,397,375
Mortgage-Backed Securities	—	12,074,722	—	12,074,722
Senior Floating Rate Loans	—	4,251	—	4,251
Short-Term Investment	9,362,544	—	—	9,362,544
TOTAL INVESTMENTS	$9,362,544	$96,934,301	$—	$106,296,845
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	376,094	$376,094	$43,317,219	$34,330,769	$—	$—	9,362,544	$9,362,544	$38,717	$—
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2019 (Unaudited)

Security Valuation
Each Portfolio's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of March 31, 2019, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone / GSO Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio and the Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio and the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2019, are disclosed in the Portfolios' or Funds' respective Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$132,212,870	$77,512	$4,181,248	$(4,103,736)
SPDR SSGA Income Allocation ETF	106,163,167	1,468,975	1,746,209	(277,234)
SPDR SSGA Global Allocation ETF	257,576,518	16,167,415	982,523	15,184,892
Blackstone / GSO Senior Loan Portfolio	2,005,124,297	4,587,571	75,913,435	(71,325,864)
SPDR SSGA Ultra Short Term Bond ETF	172,046,337	233,743	65,300	168,443
SPDR DoubleLine Total Return Tactical ETF	3,184,580,446	17,480,220	63,442,330	(45,962,110)
State Street Defensive Global Equity Portfolio	2,036,730	247,648	35,204	212,444
SPDR MFS Systematic Core Equity ETF	38,089,762	3,009,227	1,017,563	1,991,664
SPDR MFS Systematic Growth Equity ETF	30,570,112	3,140,458	1,303,022	1,837,436
SPDR MFS Systematic Value Equity ETF	31,932,206	2,583,646	1,522,192	1,061,454
SPDR DoubleLine Emerging Markets Fixed Income ETF	63,879,108	1,014,192	888,419	125,773
SPDR DoubleLine Short Duration Total Return Tactical ETF	106,412,560	456,285	572,000	(115,715)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2019 (Unaudited)

Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.